Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Biotechnology (2.1%)
Alnylam Pharmaceuticals, Inc. (a)	762	$114
Argenx SE ADR (Belgium) (a)	995	392
Intellia Therapeutics, Inc. (a)	17,585	484
ProKidney Corp. (a)(b)	80,451	132
Roivant Sciences Ltd. (a)	240,294	2,532
		3,654
Broadline Retail (4.8%)
Global-e Online Ltd. (Israel) (a)	230,124	8,365

Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)	329,072	382

Entertainment (4.1%)
ROBLOX Corp., Class A (a)	187,329	7,152

Financial Services (11.1%)
Adyen NV (Netherlands) (a)	4,930	8,327
Affirm Holdings, Inc. (a)	289,714	10,795
		19,122
Ground Transportation (1.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	833,227	2,616

Health Care Equipment & Supplies (0.8%)
Dexcom, Inc. (a)	4,174	579
Penumbra, Inc. (a)	3,851	860
		1,439
Health Care Providers & Services (2.7%)
Agilon Health, Inc. (a)	764,287	4,662

Health Care Technology (1.5%)
Doximity, Inc., Class A (a)	93,910	2,527

Hotels, Restaurants & Leisure (8.7%)
DoorDash, Inc., Class A (a)	108,680	14,968

Information Technology Services (11.5%)
Cloudflare, Inc., Class A (a)	154,815	14,991
Fastly, Inc., Class A (a)	192,798	2,501
MongoDB, Inc. (a)	6,718	2,409
		19,901
Leisure Products (1.1%)
Peloton Interactive, Inc., Class A (a)	447,993	1,920

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A (a)	64,465	2,419

Media (6.2%)
Trade Desk, Inc., Class A (a)	123,004	10,753

Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	249,952	7,591

Software (18.2%)
Aurora Innovation, Inc. (a)	819,653	2,312
Bill Holdings, Inc. (a)	65,123	4,475
HubSpot, Inc. (a)	1,484	930
Klaviyo, Inc., Class A (a)	22,458	572
MicroStrategy, Inc., Class A (a)	5,132	8,748
Procore Technologies, Inc. (a)	53,016	4,356
Samsara, Inc., Class A (a)	219,248	8,285
Zscaler, Inc. (a)	9,011	1,736
		31,414
Specialty Retail (8.7%)
Carvana Co. (a)	171,395	15,068

Textiles, Apparel & Luxury Goods (3.7%)
On Holding AG, Class A (Switzerland) (a)	177,955	6,296
Total Common Stocks (Cost $149,953)		160,249

Preferred Stocks (1.9%)
Software (1.9%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	2,565
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	682
Total Preferred Stocks (Cost $3,375)		3,247

Investment Company (2.6%)
Grayscale Bitcoin Trust (a) (Cost $1,957)	71,881	4,541

No. of Warrants
Warrants (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc. expires 8/1/26 (a) (Cost $55)	16,415	1

	Shares
Short-Term Investments (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $5,259)	5,259,171	5,259

Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e)	48,977	49

Face Amount (000)
Repurchase Agreements(0.0%)‡
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $4; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $4)	$4	4

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $2; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $2)	$2	$2
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $6; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $6)	6	6
		12
Total Securities held as Collateral on Loaned Securities (Cost $61)		61
Total Short-Term Investments (Cost $5,320)		5,320
Total Investments Excluding Purchased Options (100.3%) (Cost $160,660)		173,358
Total Purchased Options Outstanding (0.2%) (Cost $615)		329
Total Investments (100.5%) (Cost $161,275) Including $57 of Securities Loaned (f)(g)(h)(i)		173,687
Liabilities in Excess of Other Assets (–0.5%)		(809)
Net Assets (100.0%)		$172,878

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $57,000 and $61,000 respectively. The Fund received cash collateral of approximately $61,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $3,247,000 and represents 1.9% of net assets.
(d)	At March 31, 2024, the Fund held fair valued securities valued at approximately $3,247,000, representing 1.9% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $8,327,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $51,272,000 and the aggregate gross unrealized depreciation is approximately $38,860,000, resulting in net unrealized appreciation of approximately $12,412,000.
ADR	American Depositary Receipt.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	33,393,235	$33,393	$8	$142	$(134)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan–25	40,809,074	40,809	143	154	(11)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	40,113,584	40,114	157	170	(13)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	36,061,106	36,061	21	149	(128)
							$329	$615	$(286)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.8%
Software	20.0
Information Technology Services	11.5
Financial Services	11.1
Specialty Retail	8.7
Hotels, Restaurants & Leisure	8.7
Media	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (90.9%)
Albania (1.7%)
Sovereign (1.7%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	335	$326
5.90%, 6/9/28		1,364	1,515
			1,841
Angola (0.6%)
Sovereign (0.6%)
Angolan Government International Bond,
8.75%, 4/14/32		$692	638

Argentina (0.9%)
Sovereign (0.9%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (a)		600	243
3.63%, 7/9/35 (a)		600	250
4.25%, 1/9/38 (a)		1,000	466
			959
Bahamas (0.2%)
Sovereign (0.2%)
Bahamas Government International Bond,
8.95%, 10/15/32		200	194

Bahrain (1.6%)
Sovereign (1.6%)
Bahrain Government International Bond,
5.45%, 9/16/32		800	735
5.63%, 5/18/34		600	542
7.00%, 10/12/28		400	412
			1,689
Barbados (0.9%)
Sovereign (0.9%)
Barbados Government International Bond,
6.50%, 10/1/29		992	944

Benin (2.4%)
Sovereign (2.4%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	250	228
4.95%, 1/22/35		390	343
6.88%, 1/19/52		1,970	1,749
7.96%, 2/13/38		$200	195
			2,515
Brazil (3.7%)
Corporate Bonds (3.7%)
3R Lux SARL,
9.75%, 2/5/31 (b)		387	405
Braskem Netherlands Finance BV,
8.50%, 1/23/81		477	479
Coruripe Netherlands BV,
10.00%, 2/10/27		630	572
FORESEA Holding SA,
7.50%, 6/15/30		720	677
Gol Finance SA,
1 Month Term SOFR + 10.50%,
15.83%, 1/29/25 (b)(c)		89	86
MC Brazil Downstream Trading SARL,
7.25%, 6/30/31		647	586
MV24 Capital BV,
6.75%, 6/1/34		394	371
Samarco Mineracao SA,
9.50%, 6/30/31		867	783
			3,959
Cameroon (0.1%)
Sovereign (0.1%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	107	90

Chile (2.0%)
Corporate Bonds (1.0%)
AES Andes SA,
6.30%, 3/15/29 (b)		$200	202
7.13%, 3/26/79		659	653
Liberty Latin America Ltd.,
2.00%, 7/15/24		257	251
			1,106
Sovereign (1.0%)
Chile Government International Bond,
2.55%, 7/27/33		830	676
3.50%, 1/25/50		500	366
			1,042
			2,148
China (1.1%)
Corporate Bonds (1.1%)
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		280	239
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (d)(e)		450	34
Longfor Group Holdings Ltd.,
3.85%, 1/13/32		231	100
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (d)(e)		1,218	39
Sunac China Holdings Ltd.,
PIK
1.00%, 9/30/32 (d)(e)(f)		85	6
6.00%, 9/30/26 (d)(e)(f)		68	8
6.25%, 9/30/27 (d)(e)(f)		68	7
6.50%, 9/30/27 (d)(e)(f)		136	12
6.75%, 9/30/28 (d)(e)(f)		204	15
7.00%, 9/30/29 (d)(e)(f)		204	14
7.25%, 9/30/30 (d)(e)(f)		96	7
Times China Holdings Ltd.,
5.55%, 6/4/24 (d)(e)		1,376	37

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
6.75%, 7/16/23 (d)(e)		$280	$9
Yuexiu REIT MTN Co. Ltd.,
2.65%, 2/2/26		700	620
			1,147
Colombia (2.3%)
Corporate Bonds (2.3%)
ABRA Global Finance
6.00% Cash, 5.50% PIK,
11.50%, 3/2/28 (b)(f)		237	220
Aris Mining Corp.,
6.88%, 8/9/26		600	542
Avianca Midco 2 PLC,
9.00%, 12/1/28		750	723
Bancolombia SA,
6.91%, 10/18/27		56	56
Canacol Energy Ltd.,
5.75%, 11/24/28		972	431
SierraCol Energy Andina LLC,
6.00%, 6/15/28		501	441
			2,413
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.55%, 4/3/34		700	726

Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
4.88%, 9/23/32		600	539
5.95%, 1/25/27		250	249
6.00%, 7/19/28		200	199
6.85%, 1/27/45 (b)		400	397
7.45%, 4/30/44 (b)		500	528
			1,912
Ecuador (2.1%)
Corporate Bond (0.2%)
International Airport Finance SA,
12.00%, 3/15/33		190	202

Sovereign (1.9%)
Ecuador Government International Bond,
0.00%, 7/31/30		1,257	622
2.50%, 7/31/40 (a)		190	93
3.50%, 7/31/35 (a)		2,339	1,237
6.00%, 7/31/30 (a)		59	40
			1,992
			2,194
Egypt (6.8%)
Sovereign (6.8%)
Egypt Government International Bond,
5.25%, 10/6/25 (b)		500	482
5.63%, 4/16/30	EUR	1,184	1,050
5.75%, 5/29/24		$300	299
6.38%, 4/11/31 (b)	EUR	729	654
6.88%, 4/30/40		$104	76
7.05%, 1/15/32		488	405
7.50%, 2/16/61		370	267
7.63%, 5/29/32		200	171
7.90%, 2/21/48		718	547
8.15%, 11/20/59		200	154
8.50%, 1/31/47		1,489	1,185
8.70%, 3/1/49		617	500
8.75%, 9/30/51		216	175
8.88%, 5/29/50		1,544	1,272
			7,237
El Salvador (1.8%)
Sovereign (1.8%)
El Salvador Government International Bond,
5.88%, 1/30/25		608	584
6.38%, 1/18/27		640	559
7.63%, 2/1/41		250	183
7.65%, 6/15/35		27	21
8.25%, 4/10/32		620	516
			1,863
Ethiopia (1.9%)
Sovereign (1.9%)
Ethiopia International Bond,
6.63%, 12/11/24 (d)(e)		2,712	1,993

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.95%, 6/16/25 (b)		300	295

Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC,
10.78%, 10/3/24 (g)		370	371

Ghana (2.9%)
Corporate Bonds (0.8%)
Kosmos Energy Ltd.,
7.50%, 3/1/28		282	274
7.75%, 5/1/27		215	212
Tullow Oil PLC,
10.25%, 5/15/26		398	379
			865
Sovereign (2.1%)
Ghana Government International Bond,
6.38%, 2/11/27 (d)(e)		808	417
7.75%, 4/7/29 (d)(e)		716	372
7.88%, 3/26/27 - 2/11/35 (d)(e)		516	267
8.13%, 1/18/26		214	113
8.13%, 3/26/32 (d)(e)		387	200
8.63%, 4/7/34 (d)(e)		417	215
8.63%, 6/16/49 (d)(e)		500	253

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
8.75%, 3/11/61 (d)(e)		$200	$102
8.88%, 5/7/42 (d)(e)		233	119
8.95%, 3/26/51 (d)(e)		245	126
			2,184
			3,049
Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
3.70%, 10/7/33		300	248
4.65%, 10/7/41 (b)		310	250
6.13%, 6/1/50 (b)		320	299
			797
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	145

Hungary (1.6%)
Corporate Bonds (0.8%)
MBH Bank Nyrt,
8.63%, 10/19/27	EUR	338	386
OTP Bank Nyrt,
8.75%, 5/15/33		$494	513
			899
Sovereign (0.8%)
Hungary Government International Bond,
2.13%, 9/22/31		400	318
6.25%, 9/22/32 (b)		500	521
			839
			1,738
India (1.6%)
Corporate Bonds (1.6%)
Azure Power Energy Ltd.,
3.58%, 8/19/26		503	455
Indiabulls Housing Finance Ltd.,
4.50%, 9/28/26		387	380
Vedanta Resources Finance II PLC,
13.88%, 1/21/27 - 12/9/28		947	871
			1,706
Indonesia (2.5%)
Corporate Bond (0.5%)
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39		503	504

Sovereign (2.0%)
Indonesia Government International Bond,
4.70%, 2/10/34		1,388	1,358
5.10%, 2/10/54		810	786
			2,144
			2,648
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		140	132

Ivory Coast (3.7%)
Sovereign (3.7%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	300	280
6.63%, 3/22/48		2,031	1,791
6.88%, 10/17/40		591	553
8.25%, 1/30/37		$1,291	1,298
			3,922
Jamaica (0.6%)
Corporate Bond (0.6%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.,
PIK,
12.00%, 5/25/27 (f)		700	689

Jordan (0.9%)
Sovereign (0.9%)
Jordan Government International Bond,
5.85%, 7/7/30		227	210
7.38%, 10/10/47		200	177
7.50%, 1/13/29		400	400
7.75%, 1/15/28		200	203
			990
Kazakhstan (0.3%)
Sovereign (0.3%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		300	337

Kenya (2.6%)
Sovereign (2.6%)
Republic of Kenya Government International Bond,
8.00%, 5/22/32		801	753
9.75%, 2/16/31		1,960	2,012
			2,765
Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond,
3.50%, 3/20/27		550	534

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont’d)
Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (d)(e)		$1,210	$82

Macedonia (2.3%)
Sovereign (2.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	1,554	1,461
6.96%, 3/13/27		900	1,018
			2,479
Mexico (3.1%)
Corporate Bonds (1.3%)
BBVA Bancomer SA,
5.13%, 1/18/33		$465	432
Grupo Aeromexico SAB de CV,
8.50%, 3/17/27		280	278
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		860	668
			1,378
Sovereign (1.8%)
Mexico Government International Bond,
4.88%, 5/19/33		550	522
Petroleos Mexicanos,
6.84%, 1/23/30		964	851
6.88%, 8/4/26		541	526
			1,899
			3,277
Moldova (0.3%)
Corporate Bond (0.3%)
Aragvi Finance International DAC,
8.45%, 4/29/26		450	354

Montenegro (0.8%)
Sovereign (0.8%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	112	111
7.25%, 3/12/31		$751	765
			876
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		300	242
4.00%, 12/15/50 (b)		610	418
			660
Nigeria (1.1%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		483	449

Sovereign (0.7%)
Nigeria Government International Bond,
7.38%, 9/28/33		454	389
8.25%, 9/28/51		433	356
			745
			1,194
Oman (1.6%)
Sovereign (1.6%)
Oman Government International Bond,
5.38%, 3/8/27		200	199
6.25%, 1/25/31		800	829
6.75%, 1/17/48		440	452
7.38%, 10/28/32		200	223
			1,703
Pakistan (0.4%)
Sovereign (0.4%)
Pakistan Government International Bond,
6.88%, 12/5/27		267	228
7.38%, 4/8/31		281	222
			450
Panama (2.9%)
Corporate Bonds (1.0%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30		935	812
Multibank, Inc.,
7.75%, 2/3/28 (b)		250	252
			1,064
Sovereign (1.9%)
Panama Government International Bond,
2.25%, 9/29/32		1,300	931
3.16%, 1/23/30		622	519
3.87%, 7/23/60		470	274
4.50%, 4/1/56		500	327
			2,051
			3,115
Papua New Guinea (0.4%)
Corporate Bond (0.4%)
Puma International Financing SA,
5.00%, 1/24/26		484	470

Paraguay (0.6%)
Corporate Bond (0.6%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		786	689

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bond (cont’d)
Peru (1.3%)
Corporate Bonds (1.3%)
Auna SAA,
10.00%, 12/15/29 (b)		$957	$996
Peru LNG Srl,
5.38%, 3/22/30		416	363
			1,359
Philippines (1.7%)
Sovereign (1.7%)
Philippine Government International Bond,
5.00%, 7/17/33		1,040	1,042
5.50%, 1/17/48		720	733
			1,775
Romania (1.6%)
Sovereign (1.6%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	500	444
2.00%, 4/14/33		232	192
6.38%, 1/30/34		$670	681
6.63%, 9/27/29	EUR	300	351
			1,668
Serbia (0.9%)
Sovereign (0.9%)
Serbia International Bond,
2.05%, 9/23/36		270	205
2.13%, 12/1/30		$720	572
6.50%, 9/26/33		200	205
			982
Sri Lanka (2.6%)
Sovereign (2.6%)
Sri Lanka Government International Bond,
5.75%, 4/18/49 (d)(e)		200	118
6.20%, 5/11/27 (d)(e)		2,106	1,248
6.35%, 6/28/24 (d)(e)		200	118
6.83%, 7/18/26 (d)(e)		200	120
6.85%, 11/3/25 (d)(e)		1,928	1,157
			2,761
Suriname (3.5%)
Sovereign (3.5%)
Suriname Government International Bond,
7.95%, 7/15/33 (b)(d)(e)		2,438	2,240
9.00%, 12/31/50 (b)(c)		1,996	1,475
			3,715
Tanzania, United Republic of (3.7%)
Corporate Bond (0.2%)
HTA Group Ltd.,
2.88%, 3/18/27		200	178

Mortgage - Other (3.5%)
Tanzania Loan Term,
10.76%, 2/27/31 (c)		3,700	3,700
			3,878
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		350	328

Tunisia (0.7%)
Sovereign (0.7%)
Tunisian Republic,
5.75%, 1/30/25		220	208
6.38%, 7/15/26	EUR	545	497
			705
Turkey (2.2%)
Corporate Bonds (1.0%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		$463	430
WE Soda Investments Holding PLC,
9.50%, 10/6/28		582	606
			1,036
Sovereign (1.2%)
Turkiye Government International Bond,
4.88%, 4/16/43		370	260
6.13%, 10/24/28		530	519
7.63%, 5/15/34		530	533
			1,312
			2,348
Ukraine (1.3%)
Sovereign (1.3%)
Ukraine Government International Bond,
6.88%, 5/21/31 (d)(e)		600	177
7.25%, 3/15/35		400	116
7.38%, 9/25/34 (d)(e)		400	117
7.75%, 9/1/24 - 9/1/29 (d)(e)		1,971	724
7.75%, 8/1/41 (c)(d)(e)		300	167
9.75%, 11/1/30		200	71
			1,372
United Arab Emirates (2.1%)
Sovereign (2.1%)
Finance Department Government of Sharjah,
4.00%, 7/28/50		1,000	661
4.38%, 3/10/51		200	141
6.50%, 11/23/32 (b)		1,350	1,406
			2,208

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont’d)
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond,
4.38%, 1/23/31	$550	$539
5.10%, 6/18/50	550	534
5.75%, 10/28/34	200	212
		1,285
Uzbekistan (0.2%)
Corporate Bond (0.2%)
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24	200	197

Venezuela (0.5%)
Sovereign (0.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	3,100	297
8.50%, 10/27/20 (d)(e)	133	107
Venezuela Government International Bond,
7.00%, 3/31/38 (d)(e)	84	13
8.25%, 10/13/24 (d)(e)	25	4
9.00%, 5/7/23 (d)(e)	76	11
9.25%, 9/15/27 - 5/7/28 (d)(e)	339	59
9.38%, 1/13/34 (d)(e)	25	4
11.95%, 8/5/31 (d)(e)	39	7
12.75%, 8/23/22 (d)(e)	60	11
		513
Vietnam (0.5%)
Corporate Bond (0.5%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	559	535

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
5.38%, 9/20/22	375	249
8.50%, 4/14/24 (d)(e)	401	298
8.97%, 7/30/27	633	467
		1,014
Total Fixed Income Securities (Cost $98,925)		96,572

No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h)(i) (Cost $—)	3,750	26

Shares
Short-Term Investments (7.1%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (j) (Cost $7,306)	7,305,938	7,306

	Face Amount (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
5.31%, 8/1/24 (k) (Cost $236)	$240	236
Total Short-Term Investments (Cost $7,542)		7,542
Total Investments (98.0%) (Cost $106,467) (l)(m)(n)		104,140
Other Assets in Excess of Liabilities (2.0%)		2,100
Net Assets (100.0%)		$106,240

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Rate shown is the yield to maturity at March 31, 2024.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,455,000 and the aggregate gross unrealized depreciation is approximately $8,605,000, resulting in net unrealized depreciation of approximately $2,150,000.
DAC	Designated Activity Company.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	87		$94	4/5/24	$— @
Citibank NA		$543	EUR	500	4/5/24	(3)
Citibank NA		$120	EUR	109	4/5/24	(2)
Citibank NA		$335	EUR	307	4/5/24	(4)
Citibank NA		$127	EUR	117	4/5/24	(1)
Citibank NA		$393	EUR	361	4/5/24	(3)
Citibank NA		$127	EUR	116	4/5/24	(1)
Citibank NA		$193	EUR	177	4/5/24	(2)
Citibank NA		$116	EUR	107	4/5/24	(1)
Citibank NA		$182	EUR	168	4/5/24	(1)
Goldman Sachs International	EUR	1,540		$1,674	4/5/24	13
HSBC Bank PLC	EUR	417		$452	4/5/24	2
HSBC Bank PLC	EUR	268		$291	4/5/24	1
HSBC Bank PLC	EUR	669		$727	4/5/24	6
HSBC Bank PLC	EUR	230		$251	4/5/24	2
HSBC Bank PLC	EUR	51		$55	4/5/24	— @
HSBC Bank PLC	EUR	1,260		$1,370	4/5/24	11
HSBC Bank PLC	EUR	714		$777	4/5/24	6
HSBC Bank PLC	EUR	50		$54	4/5/24	— @
HSBC Bank PLC	EUR	182		$198	4/5/24	2
HSBC Bank PLC	EUR	570		$620	4/5/24	5
HSBC Bank PLC	EUR	168		$183	4/5/24	1
HSBC Bank PLC	EUR	1,581		$1,719	4/5/24	13
HSBC Bank PLC	EUR	148		$161	4/5/24	1
HSBC Bank PLC	EUR	184		$201	4/5/24	2
HSBC Bank PLC	EUR	146		$159	4/5/24	1
HSBC Bank PLC	EUR	843		$918	4/5/24	8
HSBC Bank PLC	EUR	706		$768	4/5/24	6
HSBC Bank PLC	EUR	661		$718	4/5/24	6
HSBC Bank PLC	EUR	577		$627	4/5/24	5
HSBC Bank PLC	EUR	228		$248	4/5/24	2
HSBC Bank PLC	EUR	834		$906	4/5/24	7
HSBC Bank PLC	EUR	170		$185	4/5/24	2
HSBC Bank PLC	EUR	1,600		$1,740	4/5/24	15

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	EUR	1,274		$1,387	4/5/24	$12
HSBC Bank PLC		$114	EUR	105	4/5/24	(1)
HSBC Bank PLC		$113	EUR	104	4/5/24	(1)
State Street Bank & Trust Co.	EUR	89		$96	4/5/24	1
UBS AG	EUR	300		$327	4/5/24	4
UBS AG	EUR	89		$97	4/5/24	1
UBS AG	EUR	87		$94	4/5/24	— @
UBS AG		$119	EUR	109	4/5/24	(2)
UBS AG		$146	EUR	134	4/5/24	(2)
UBS AG		$128	EUR	118	4/5/24	(1)
UBS AG		$116	EUR	107	4/5/24	(1)
						$109

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond (United States)	44	Jun-24		$4,400	$5,299	$19
U.S. Treasury Ultra Long Bond (United States)	82	Jun-24		8,200	10,578	95
U.S. Treasury 2 yr. Note (United States)	5	Jun-24		1,000	1,022	(— @)
U.S. Treasury 5 yr. Note (United States)	84	Jun-24		8,400	8,989	8
U.S. Treasury 10 yr. Note (United States)	27	Jun-24		2,700	2,992	(17)
U.S. Treasury 10 yr. Ultra Note (United States)	16	Jun-24		1,600	1,834	(1)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	9	Jun-24	EUR	(900)	(1,319)	(24)
German Euro-Bobl Index (Germany)	45	Jun-24		(4,500)	(5,741)	(17)
German Euro-Bund Index (Germany)	25	Jun-24		(2,500)	(3,597)	(20)
German Euro-Schatz Index (Germany)	7	Jun-24		(700)	(798)	(— @)
						$43

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/29	$156	$(6)	$(6)	$—	@
JPMorgan Chase Bank NA Panama Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	175	(7)	(7)	$—	@
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	437	(17)	(17)	$—	@
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	400	(4)	(5)	$1

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements (cont’d):

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International Panama Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/29	$141	$(5)	$(4)	$(1)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	188	(30)	(55)	$25
							$(69)	$(94)	$25

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.5%
Corporate Bonds	20.7
Investment Company	7.0
Other*	3.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $42,169,000 and net unrealized appreciation of approximately $43,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $109,000. Also does not include open swap agreements with net unrealized appreciation of approximately $25,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Brazil (6.9%)
Banco BTG Pactual SA (Units) (a)	212,906	$1,547
Itau Unibanco Holding SA (Preference)	242,570	1,675
Localiza Rent a Car SA	197,912	2,158
NU Holdings Ltd., Class A (b)	86,393	1,031
Petroleo Brasileiro SA (Preference)	170,015	1,266
Raia Drogasil SA	317,828	1,734
WEG SA	236,421	1,801
		11,212
China (21.0%)
Alibaba Group Holding Ltd. (c)	352,100	3,184
Baidu, Inc. ADR (b)	4,834	509
BYD Co. Ltd., H Shares (c)	77,500	1,984
China Construction Bank Corp., H Shares (c)	4,722,230	2,850
China Mengniu Dairy Co. Ltd. (c)	432,000	930
China Merchants Bank Co. Ltd., H Shares (c)	434,000	1,720
China Resources Beer Holdings Co. Ltd. (c)	186,000	859
China Tourism Group Duty Free Corp. Ltd. (c)(d)	38,000	379
JD.com, Inc., Class A (c)	32,080	440
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	151,209	968
KE Holdings, Inc. ADR	24,690	339
Kweichow Moutai Co. Ltd., Class A	6,191	1,459
Li Auto, Inc., Class A (b)(c)	22,400	340
Li Ning Co. Ltd. (c)	170,500	455
Meituan, Class B (b)(c)	57,180	706
NARI Technology Co. Ltd., Class A	290,700	970
NetEase, Inc. (c)	56,400	1,169
Ping An Insurance Group Co. of China Ltd., Class H (c)	142,000	603
Postal Savings Bank of China Co. Ltd. (c)	2,565,000	1,343
Proya Cosmetics Co. Ltd., Class A	60,248	778
Shenzhen Inovance Technology Co. Ltd., Class A	128,400	1,070
Shenzhou International Group Holdings Ltd. (c)	198,400	1,884
Sungrow Power Supply Co. Ltd., Class A	75,098	1,073
Tencent Holdings Ltd. (c)	155,100	6,041
Trip.com Group Ltd. ADR (b)	32,114	1,410
Yum China Holdings, Inc.	17,139	682
		34,145
Hong Kong (0.6%)
AIA Group Ltd.	150,600	1,013

India (23.8%)
Axis Bank Ltd.	90,677	1,143
Bajaj Auto Ltd.	21,788	2,397
Bajaj Finance Ltd.	18,063	1,577
Delhivery Ltd. (b)	181,978	977
HDFC Asset Management Co. Ltd.	31,408	1,416
HDFC Bank Ltd.	141,213	2,462
Hindalco Industries Ltd.	268,750	1,815
Hitachi Energy India Ltd.	11,169	935
ICICI Bank Ltd.	310,438	4,093
Infosys Ltd.	113,031	2,035
Infosys Ltd. ADR	41,211	739
Larsen & Toubro Ltd.	41,984	1,899
Macrotech Developers Ltd.	97,835	1,337
Mahindra & Mahindra Ltd.	145,945	3,372
MakeMyTrip Ltd. (b)	12,912	917
Max Healthcare Institute Ltd.	135,531	1,337
Pidilite Industries Ltd.	38,955	1,409
Reliance Industries Ltd.	118,680	4,244
Star Health & Allied Insurance Co. Ltd. (b)	136,722	894
State Bank of India	317,594	2,876
United Breweries Ltd.	45,080	940
		38,814
Indonesia (3.9%)
Bank Central Asia Tbk. PT	2,707,400	1,722
Bank Mandiri Persero Tbk. PT	4,293,900	1,953
Bank Rakyat Indonesia Persero Tbk. PT	4,748,700	1,816
Cisarua Mountain Dairy Tbk. PT	2,918,700	902
		6,393
Korea, Republic of (10.8%)
DB Insurance Co. Ltd.	8,884	635
Hyundai Marine & Fire Insurance Co. Ltd.	24,640	564
Hyundai Motor Co.	4,306	758
KB Financial Group, Inc.	24,612	1,286
Kia Corp.	14,723	1,224
Korea Zinc Co. Ltd.	2,705	913
Samsung Electronics Co. Ltd.	139,120	8,361
SK Hynix, Inc.	29,385	3,893
		17,634
Mexico (5.6%)
Gruma SAB de CV, Class B	140,223	2,633
Grupo Financiero Banorte SAB de CV Series O	196,779	2,090
Qualitas Controladora SAB de CV	189,226	2,199
Wal-Mart de Mexico SAB de CV	556,810	2,248
		9,170
Poland (2.0%)
Allegro.eu SA (b)	196,698	1,629
Powszechny Zaklad Ubezpieczen SA	130,949	1,599
		3,228
Saudi Arabia (1.9%)
Alinma Bank	138,698	1,621
Bupa Arabia for Cooperative Insurance Co.	20,138	1,417
		3,038
South Africa (4.2%)
Anglo American PLC	104,416	2,571
AVI Ltd.	230,996	1,114

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
South Africa (cont'd)
Bidvest Group Ltd. (d)	111,465	$1,429
Capitec Bank Holdings Ltd.	15,551	1,720
		6,834
Taiwan (15.8%)
Advantech Co. Ltd.	67,000	853
Airtac International Group	30,901	1,071
Chailease Holding Co. Ltd.	302,940	1,623
CTBC Financial Holding Co. Ltd.	396,000	401
Delta Electronics, Inc.	46,000	492
E Ink Holdings, Inc.	116,000	823
Hon Hai Precision Industry Co. Ltd.	86,000	413
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	14,877
Unimicron Technology Corp.	289,000	1,718
United Microelectronics Corp.	1,288,000	2,092
Voltronic Power Technology Corp.	12,000	619
Wiwynn Corp.	11,000	753
		25,735
Thailand (1.7%)
Central Retail Corp. PCL	351,200	347
CP ALL PCL	219,200	328
Kasikornbank PCL	285,800	972
Tisco Financial Group PCL	395,900	1,077
		2,724
United Arab Emirates (0.5%)
Americana Restaurants International PLC	876,350	792

United Kingdom (1.2%)
Antofagasta PLC	79,050	2,031
Total Common Stocks (Cost $126,668)		162,763

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (e) (Cost $2,261)	2,260,679	2,261
Total Investments (101.3%) (Cost $128,929) Including $1,520 of Securities Loaned (f)(g)(h)		165,024
Liabilities in Excess of Other Assets (–1.3%)		(2,171)
Net Assets (100.0%)		$162,853

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $1,520,000 and $1,576,000, respectively. The Fund received non-cash collateral of approximately $1,576,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $146,541,000 and 89.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,321,000 and the aggregate gross unrealized depreciation is approximately $9,226,000, resulting in net unrealized appreciation of approximately $36,095,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.4%
Banks	20.5
Semiconductors & Semiconductor Equipment	12.6
Automobiles	6.1
Tech Hardware, Storage & Peripherals	6.0
Insurance	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Australia (2.1%)
Transurban Group (Units) (a)	165,247	$1,433

Brazil (0.1%)
Rumo SA	7,404	33

Canada (20.4%)
Canadian National Railway Co. (b)	800	105
Enbridge, Inc. (b)	97,269	3,515
Fortis, Inc.	17,118	676
GFL Environmental, Inc.	123,077	4,246
Keyera Corp.	35,903	925
Pembina Pipeline Corp. (b)	72,453	2,557
TC Energy Corp. (b)	50,046	2,012
		14,036
China (0.4%)
China Resources Gas Group Ltd. (c)	77,800	248

France (4.2%)
Aeroports de Paris	2,026	278
Getlink SE	14,487	247
Vinci SA	18,361	2,356
		2,881
Hong Kong (0.7%)
Power Assets Holdings Ltd.	81,000	475

Italy (3.5%)
Infrastrutture Wireless Italiane SpA	78,992	896
Snam SpA	111,523	527
Terna — Rete Elettrica Nazionale	119,048	984
		2,407
Japan (0.8%)
Central Japan Railway Co.	23,400	581

Mexico (2.7%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	102,496	1,670
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,641	179
		1,849
New Zealand (0.4%)
Auckland International Airport Ltd.	59,025	295

Spain (7.7%)
Aena SME SA	7,359	1,449
Cellnex Telecom SA (d)	54,096	1,914
Ferrovial SE	31,251	1,237
Iberdrola SA	55,166	685
		5,285
Switzerland (0.9%)
Flughafen Zurich AG (Registered)	2,861	650

United Kingdom (7.5%)
National Grid PLC	254,917	3,435
Pennon Group PLC	34,144	279
Severn Trent PLC	33,259	1,038
United Utilities Group PLC	29,981	389
		5,141
United States (48.5%)
American Electric Power Co., Inc.	8,098	697
American Tower Corp. REIT	23,060	4,556
American Water Works Co., Inc.	8,934	1,092
Atmos Energy Corp.	10,246	1,218
CenterPoint Energy, Inc.	51,422	1,465
Cheniere Energy, Inc.	11,221	1,810
CMS Energy Corp.	26,668	1,609
Crown Castle, Inc. REIT	15,384	1,628
CSX Corp.	4,604	171
Edison International	18,927	1,339
Essential Utilities, Inc.	8,713	323
Eversource Energy	13,511	807
Exelon Corp.	40,114	1,507
Kinder Morgan, Inc.	36,939	677
NiSource, Inc.	47,669	1,318
ONEOK, Inc.	38,315	3,072
PG&E Corp.	95,141	1,595
PPL Corp.	15,641	431
SBA Communications Corp. REIT	5,408	1,172
Sempra	32,631	2,344
Southern Co.	7,182	515
Targa Resources Corp.	23,354	2,615
Waste Connections, Inc.	439	75
Williams Cos., Inc.	17,249	672
Xcel Energy, Inc.	10,655	573
		33,281
Total Common Stocks (Cost $62,625)		68,595

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (e) (Cost $79)	78,714	79
Total Investments (100.0%) (Cost $62,704) Including $3,368 of Securities Loaned (f)(g)(h)		68,674
Other Assets in Excess of Liabilities (0.0%)‡		6
Net Assets (100.0%)		$68,680

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Infrastructure Portfolio

(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $3,368,000 and $3,507,000, respectively. The Fund received non-cash collateral of approximately $3,507,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $21,245,000 and 30.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,669,000 and the aggregate gross unrealized depreciation is approximately $1,699,000, resulting in net unrealized appreciation of approximately $5,970,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.2%
Electricity Transmission & Distribution	15.1
Communications	14.8
Others	11.5
Diversified	9.4
Other*	8.4
Airports	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Australia (6.6%)
Goodman Group REIT	62,007	$1,366
National Storage REIT	127,230	199
Region Group REIT	186,652	290
Stockland REIT	129,359	409
		2,264
Belgium (1.7%)
Aedifica SA REIT	2,219	136
Montea NV REIT	2,795	252
Shurgard Self Storage Ltd. REIT	4,148	185
		573
Canada (2.9%)
Boardwalk REIT	5,936	342
Chartwell Retirement Residences (Units) (a)	37,477	342
InterRent REIT	31,196	312
		996
France (2.0%)
Carmila SA REIT	11,056	193
Gecina SA REIT	1,147	117
Unibail-Rodamco-Westfield REIT (b)	4,800	386
		696
Germany (2.5%)
LEG Immobilien SE (b)	3,970	341
Vonovia SE	17,479	516
		857
Hong Kong (2.1%)
Link REIT	60,127	259
Sun Hung Kai Properties Ltd.	31,893	308
Wharf Real Estate Investment Co. Ltd.	45,420	148
		715
Japan (10.5%)
Comforia Residential, Inc. REIT	59	128
Heiwa Real Estate, Inc. REIT	150	141
Hulic Co. Ltd.	15,800	162
Invincible Investment Corp. REIT	977	439
Japan Hotel REIT Investment Corp.	444	233
Japan Metropolitan Fund Invest REIT	184	115
Japan Real Estate Investment Corp. REIT	26	93
Mitsubishi Estate Co. Ltd.	9,400	171
Mitsui Fudosan Co. Ltd.	83,200	897
Mitsui Fudosan Logistics Park, Inc. REIT	46	138
Nippon Building Fund, Inc. REIT	71	284
Nippon Prologis, Inc. REIT	97	173
Sumitomo Realty & Development Co. Ltd.	16,700	622
		3,596
Netherlands (0.7%)
CTP NV	12,478	223

Singapore (1.7%)
CapitaLand Integrated Commercial Trust REIT	148,700	218
Frasers Centrepoint Trust REIT	146,700	238
Mapletree Industrial Trust REIT	71,300	124
		580
Spain (0.7%)
Merlin Properties Socimi SA REIT	20,893	225

Sweden (1.4%)
Castellum AB (b)	22,718	299
Pandox AB	9,655	162
		461
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	988	129

United Kingdom (4.4%)
Hammerson PLC REIT	302,522	114
Impact Healthcare PLC REIT	108,545	116
LondonMetric Property PLC REIT	69,565	179
Segro PLC REIT	51,149	583
Sirius Real Estate Ltd. REIT	121,739	150
UNITE Group PLC REIT	18,453	228
Workspace Group PLC REIT	19,828	128
		1,498
United States (61.7%)
Agree Realty Corp. REIT	7,239	413
Alexandria Real Estate Equities, Inc. REIT	4,292	553
American Homes 4 Rent, Class A REIT	25,026	920
American Tower Corp. REIT	825	163
Americold Realty Trust, Inc. REIT	11,787	294
AvalonBay Communities, Inc. REIT	5,883	1,092
CareTrust REIT, Inc.	18,325	446
Digital Realty Trust, Inc. REIT	8,761	1,262
EastGroup Properties, Inc. REIT	2,151	387
Equinix, Inc. REIT	2,563	2,116
Essential Properties Realty Trust, Inc. REIT	8,988	239
Essex Property Trust, Inc. REIT	2,380	583
Extra Space Storage, Inc. REIT	2,045	300
Federal Realty Investment Trust REIT	4,124	421
Hilton Worldwide Holdings, Inc.	1,625	347
Iron Mountain, Inc. REIT	6,254	502
Kilroy Realty Corp. REIT	4,547	166
Kimco Realty Corp. REIT	19,166	376
Kite Realty Group Trust REIT	11,257	244
Lamar Advertising Co., Class A REIT	1,472	176
Mid-America Apartment Communities, Inc. REIT	4,859	639
Prologis, Inc. REIT	14,923	1,943
Public Storage REIT	3,936	1,142
Realty Income Corp. REIT	10,992	595
Rexford Industrial Realty, Inc. REIT	11,343	570
Ryman Hospitality Properties, Inc. REIT	3,571	413

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont’d)
Simon Property Group, Inc. REIT	7,207	$1,128
Sun Communities, Inc. REIT	4,135	532
Urban Edge Properties REIT	12,433	215
VICI Properties, Inc. REIT	26,494	789
Welltower, Inc. REIT	22,419	2,095
		21,061
Total Common Stocks (Cost $30,087)		33,874

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (c) (Cost $281)	281,414	281
Total Investments (100.1%) (Cost $30,368) (d)(e)(f)		34,155
Liabilities in Excess of Other Assets (–0.1%)		(29)
Net Assets (100.0%)		$34,126

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $11,817,000 and 34.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,919,000 and the aggregate gross unrealized depreciation is approximately $1,132,000, resulting in net unrealized appreciation of approximately $3,787,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	16.5%
Other*	16.0
Diversified	15.5
Retail	14.2
Industrial	13.4
Data Centers	9.9
Health Care	9.2
Self Storage	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (45.5%)
Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$614	$487
3.00%, 11/1/52		98	85
4.50%, 1/1/49		12	11
Gold Pools:
3.50%, 2/1/45 - 6/1/45		159	144
4.50%, 1/1/49		8	7
Federal National Mortgage Association,
April TBA
2.50%, 4/1/54 (a)		500	413
3.00%, 4/1/54 (a)		100	86
4.00%, 4/1/54 (a)		70	65
4.50%, 4/1/54 (a)		100	95
5.00%, 4/1/54 (a)		270	264
5.50%, 4/1/54 (a)		250	249
6.00%, 4/1/54 (a)		220	222
Conventional Pools:
2.50%, 10/1/51		286	237
3.00%, 4/1/52		388	335
3.50%, 1/1/51		405	368
4.00%, 11/1/41 - 1/1/46		158	150
4.50%, 3/1/41 - 11/1/44		64	63
5.00%, 1/1/41 - 3/1/41		26	26
6.00%, 1/1/38		5	5
6.50%, 10/1/53		24	24
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		11	10
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,530)			3,349
Asset-Backed Securities (0.3%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%,
7.10%, 7/24/54 (b)	EUR	75	80

United States (0.2%)
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%,
6.20%, 12/25/32 (b)		$79	72
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		100	97
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
4.50%, 7/25/39 (b)	EUR	59	61
			230
Total Asset-Backed Securities (Cost $308)			310
Commercial Mortgage-Backed Securities (0.7%)
United States (0.7%)
BPR Trust,
1 Month Term SOFR + 3.00%,
8.33%, 5/15/39 (b)(c)		$100	101
Commercial Mortgage Trust,
4.76%, 7/15/47 (b)(c)		100	91
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 2.70%,
8.02%, 6/15/39 (b)(c)		200	201
1 Month Term SOFR + 3.14%,
8.47%, 9/9/24 (b)(c)		100	101
WFRBS Commercial Mortgage Trust,
4.63%, 9/15/46 (b)(c)		86	77
Total Commercial Mortgage-Backed Securities (Cost $576)			571
Corporate Bonds (11.5%)
Australia (0.5%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	171
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	100	106
Westpac Banking Corp.,
2.67%, 11/15/35		$125	103
			380
Brazil (0.3%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27		225	208

Canada (1.2%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		50	50
Province of Ontario Canada,
2.30%, 6/15/26		190	180
4.10%, 3/4/33	CAD	200	148
4.20%, 1/18/29		$180	178
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	187
4.50%, 4/3/29 (e)		$200	200
Rogers Communications, Inc.,
3.80%, 3/15/32		100	90
			1,033
France (1.1%)
AXA SA,
3.25%, 5/28/49	EUR	100	104

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
France (cont’d)
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	118
BNP Paribas SA,
1.13%, 6/11/26	EUR	225	231
BPCE SA,
5.15%, 7/21/24 (c)		$200	199
5.75%, 6/1/33	EUR	100	114
Orange SA,
5.00%, 10/1/26 (f)		100	110
			876
Germany (0.8%)
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		340	321
RWE AG,
3.63%, 1/10/32		100	108
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		200	205
			634
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47		100	113

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$200	177

Korea, Republic of (0.5%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	198
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	185
			383
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	100	98

Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (f)		100	108

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27		100	106
5.18%, 11/19/25		$200	198
			304
Supranational (0.2%)
Corp. Andina de Fomento,
5.00%, 1/24/29		100	99
MTN
5.30%, 2/19/29	AUD	160	105
			204
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	100	92

United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	184

United Kingdom (0.9%)
BAT Capital Corp.,
3.56%, 8/15/27		58	55
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	120
5.55%, 3/4/30		$200	201
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	115
2.25%, 10/16/24		100	124
NGG Finance PLC,
5.63%, 6/18/73		100	125
			740
United States (4.8%)
Air Lease Corp.,
3.13%, 12/1/30		$75	66
Amazon.com, Inc.,
3.10%, 5/12/51		50	36
3.88%, 8/22/37		75	68
Aon North America, Inc.,
5.45%, 3/1/34		100	101
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	104
2.90%, 12/4/26	GBP	100	120
3.65%, 6/1/51		$75	55
Bank of America Corp.,
4.38%, 4/27/28		100	98
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		75	75
Bristol-Myers Squibb Co.,
5.55%, 2/22/54		25	26
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		75	76
Centene Corp.,
2.50%, 3/1/31		175	144
Charles Schwab Corp.,
5.85%, 5/19/34		65	67
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.38%, 10/23/35		25	25

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Citigroup, Inc.,
3.06%, 1/25/33		$275	$234
Comcast Corp.,
2.89%, 11/1/51		50	32
CVS Health Corp.,
1.75%, 8/21/30		150	123
Energy Transfer LP,
2.90%, 5/15/25		150	146
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	39
4.85%, 1/31/34		25	25
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		175	150
Global Payments, Inc.,
4.45%, 6/1/28		100	97
Goldman Sachs Group, Inc.,
2.38%, 7/21/32		150	123
JPMorgan Chase & Co.,
6.25%, 10/23/34		175	187
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	93
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	133
Microsoft Corp.,
1.35%, 9/15/30 (c)		175	145
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	156
ONEOK, Inc.,
5.65%, 11/1/28		75	77
6.05%, 9/1/33		25	26
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		25	24
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	137
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	100
Republic Services, Inc.,
5.00%, 4/1/34		$50	50
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	100	92
U.S. Bancorp,
5.78%, 6/12/29		$75	76
5.84%, 6/12/34		75	76
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	91
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	109
2.36%, 3/15/32		$50	41
3.40%, 3/22/41		50	39
Vontier Corp.,
2.40%, 4/1/28		50	44
Warnermedia Holdings, Inc.,
4.28%, 3/15/32		150	134
5.05%, 3/15/42		25	21
Williams Cos., Inc.,
5.30%, 8/15/52		100	96
			3,977
Total Corporate Bonds (Cost $10,093)			9,511
Mortgages - Other (1.5%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 5.02%, 4/22/33 (b)	EUR	15	16

United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 7.44%, 4/17/44 (b)	GBP	53	65

United States (1.4%)
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		$89	74
BX Commercial Mortgage Trust,
1 Month Term SOFR + 2.28%, 7.61%, 6/15/40 (b)(c)		100	101
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		16	14
3.00%, 7/25/46		8	7
3.00%, 12/25/46		29	24
3.00%, 5/25/47		35	30
3.50%, 5/25/45		7	6
3.50%, 9/25/45		16	14
3.50%, 7/25/46		10	8
4.00%, 5/25/45		2	2
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		147	149
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		86	69
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		157	132
3.00%, 9/25/52 (b)(c)		170	143
3.25%, 7/25/52 (b)(c)		85	73
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)(c)		79	80
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		82	66
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		77	66
3.00%, 7/25/58		81	70

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
3.00%, 10/25/58		$13	$11
4.00%, 10/25/58		12	11
			1,150
Total Mortgages - Other (Cost $1,366)			1,231
Sovereign (22.2%)
Australia (0.3%)
Australia Government Bond,
1.25%, 5/21/32	AUD	160	85
Treasury Corp. of Victoria,
MTN
5.25%, 9/15/38		300	199
			284
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	70	65

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		30	30
1.70%, 6/22/50		90	70
3.45%, 6/22/43		100	111
			211
Brazil (2.0%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	8,262	1,641

Canada (0.5%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	20	11
3.25%, 12/1/33		610	443
			454
China (7.4%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	107
3.79%, 10/26/30		740	110
China Development Bank,
3.07%, 3/10/30		1,410	202
3.34%, 7/14/25		740	104
China Government Bond,
2.37%, 1/20/27		1,700	237
2.40%, 7/15/28		1,000	139
2.76%, 5/15/32		23,850	3,384
2.80%, 11/15/32		1,600	228
3.12%, 10/25/52		200	30
3.13%, 11/21/29		5,390	779
3.27%, 11/19/30		2,140	314
3.52%, 4/25/46		410	65
3.53%, 10/18/51		200	32
3.81%, 9/14/50	CNY	300	51
3.86%, 7/22/49		1,270	215
Export-Import Bank of China,
2.93%, 3/2/25		740	103
			6,100
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	268,000	60

Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	43

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	85

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	60	64

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34		70	65

France (1.6%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	92
French Republic Government Bond OAT,
0.00%, 11/25/29		940	877
2.00%, 11/25/32 - 5/25/48		280	254
SNCF Reseau,
1.88%, 3/30/34		100	96
			1,319
Germany (2.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 8/15/50		558	491
0.25%, 2/15/29		240	235
1.70%, 8/15/32		380	393
1.80%, 8/15/53		88	82
4.25%, 7/4/39		120	159
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	268
			1,628
Greece (1.0%)
Hellenic Republic Government Bond,
3.38%, 6/15/34		150	162
4.25%, 6/15/33		592	688
			850
Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	19
4.75%, 11/24/32		18,110	43

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Hungary (cont'd)
Hungary Government International Bond,
4.00%, 7/25/29	EUR	34	$37
			99
Indonesia (0.5%)
Indonesia Treasury Bond,
7.00%, 2/15/33	IDR	2,000,000	129
8.25%, 5/15/29		839,000	57
8.38%, 3/15/34		2,981,000	210
			396
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29	EUR	50	47
2.50%, 12/1/32		220	220
4.00%, 11/15/30		240	269
4.45%, 9/1/43		68	77
4.50%, 10/1/53		110	125
			738
Japan (1.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/31	JPY	42,800	275
Japan Government Thirty Year Bond,
0.30%, 6/20/46		34,300	174
0.40%, 9/20/49		47,900	235
0.60%, 6/20/50		29,000	149
Japan Government Twenty Year Bond,
0.40%, 6/20/41		77,000	439
			1,272
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	185
Korea Development Bank,
0.80%, 7/19/26		200	182
			367
Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	200	41
3.89%, 8/15/29		440	94
			135
Mexico (0.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	97
8.50%, 5/31/29		800	46
			143
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	190	176
2.75%, 1/15/47		20	22
			198
Norway (0.0%)‡
Norway Government Bond,
2.13%, 5/18/32	NOK	190	16

Poland (0.0%)‡
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	200	38

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	70	50

Slovenia (0.2%)
Slovenia Government International Bond,
5.00%, 9/19/33 (c)		$200	201

Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	50	48
2.70%, 10/31/48		40	37
2.80%, 5/31/26		170	183
3.25%, 4/30/34		410	446
3.45%, 7/30/66		21	21
			735
Sweden (0.1%)
Sweden Government Bond,
1.75%, 11/11/33	SEK	800	71

Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	4,000	107
United Kingdom (1.1%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	350	184
0.88%, 7/31/33		180	174
3.50%, 10/22/25 - 1/22/45		480	585
			943
Total Sovereign (Cost $19,726)			18,378
Supranational (0.7%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	60	30
European Financial Stability Facility,
3.00%, 9/4/34	EUR	110	121
European Investment Bank,
0.00%, 1/14/31		180	162

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Supranational (cont'd)
International Bank for Reconstruction & Development,
4.25%, 9/18/30	CAD	340	$257
Total Supranational (Cost $555)			570
U.S. Treasury Securities (4.6%)
United States (4.6%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$790	494
1.75%, 8/15/41		600	405
2.50%, 2/15/45		140	102
U.S. Treasury Notes,
0.38%, 12/31/25		1,800	1,670
1.50%, 2/15/30		30	26
1.88%, 2/15/32		530	448
3.38%, 5/15/33		690	646
Total U.S. Treasury Securities (Cost $3,987)			3,791
Total Fixed Income Securities (Cost $40,141)			37,711

	Shares
Common Stocks (34.9%)
Australia (0.9%)
Ampol Ltd.	147	4
ANZ Group Holdings Ltd.	1,856	36
APA Group	785	4
Aristocrat Leisure Ltd.	346	10
ASX Ltd.	114	5
Aurizon Holdings Ltd.	1,166	3
BHP Group Ltd.	3,022	87
BlueScope Steel Ltd.	272	4
Brambles Ltd.	833	9
CAR Group Ltd.	214	5
Cochlear Ltd.	39	9
Coles Group Ltd.	791	9
Commonwealth Bank of Australia	991	78
Computershare Ltd.	318	5
CSL Ltd.	286	54
Dexus REIT	664	3
Endeavour Group Ltd.	910	3
Fortescue Ltd.	998	17
Goodman Group REIT	1,019	22
GPT Group REIT	1,182	4
IDP Education Ltd.	174	2
IGO Ltd.	448	2
Insurance Australia Group Ltd.	1,452	6
James Hardie Industries PLC (g)	263	11
Lottery Corp. Ltd.	1,319	4
Macquarie Group Ltd.	219	29
Medibank Pvt Ltd.	1,711	4
Mineral Resources Ltd.	104	5
Mirvac Group REIT	2,481	4
National Australia Bank Ltd.	1,908	43
Northern Star Resources Ltd.	698	7
Orica Ltd.	282	3
Origin Energy Ltd.	1,026	6
Pilbara Minerals Ltd.	1,750	4
Qantas Airways Ltd.(g)	551	2
QBE Insurance Group Ltd.	889	11
Ramsay Health Care Ltd.	112	4
REA Group Ltd.	31	4
Reece Ltd.	145	3
Rio Tinto Ltd.	220	17
Santos Ltd.	1,918	10
Scentre Group REIT	3,072	7
SEEK Ltd.	224	4
Sonic Healthcare Ltd.	266	5
South32 Ltd.	2,726	5
Stockland REIT	1,419	4
Suncorp Group Ltd.	755	8
Telstra Group Ltd.	2,408	6
Transurban Group (Units)	1,826	16
Treasury Wine Estates Ltd.	496	4
Vicinity Ltd. REIT	2,393	3
Washington H Soul Pattinson & Co. Ltd.	144	3
Wesfarmers Ltd.	667	30
Westpac Banking Corp.	2,082	35
WiseTech Global Ltd.	99	6
Woodside Energy Group Ltd.	1,111	22
Woolworths Group Ltd.	720	16
Xero Ltd.(g)	86	7
		733
Austria (0.1%)
Erste Group Bank AG	1,107	49
OMV AG	121	6
Verbund AG	56	4
Voestalpine AG	94	3
		62
Belgium (0.2%)
Ageas SA	117	5
Anheuser-Busch InBev SA	632	39
Argenx SE (g)	42	17
D'ieteren Group	16	4
Elia Group SA	22	2
Groupe Bruxelles Lambert NV	65	5
KBC Group NV	783	59
Sofina SA	11	2
Syensqo SA (g)	57	5
UCB SA	91	11
Umicore SA	154	3
Warehouses De Pauw CVA REIT	129	4
		156

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Canada (1.7%)
Agnico Eagle Mines Ltd.	368	$22
Air Canada (g)	131	2
Algonquin Power & Utilities Corp.	498	3
Alimentation Couche-Tard, Inc.	471	27
AltaGas Ltd.	214	5
ARC Resources Ltd.	467	8
Bank of Montreal	529	52
Bank of Nova Scotia	886	46
Barrick Gold Corp. (LSE)	1,047	17
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	56	2
Brookfield Asset Management Ltd., Class A	257	11
Brookfield Corp.	830	35
Brookfield Renewable Corp., Class A	103	2
BRP, Inc.	26	2
CAE, Inc. (g)	233	5
Cameco Corp.	314	14
Canadian Apartment Properties REIT	61	2
Canadian Imperial Bank of Commerce	575	29
Canadian National Railway Co.	411	54
Canadian Natural Resources Ltd.	819	62
Canadian Pacific Kansas City Ltd.	478	42
Canadian Tire Corp. Ltd., Class A	39	4
Canadian Utilities Ltd., Class A	101	2
CCL Industries, Inc., Class B	111	6
Cenovus Energy, Inc.	1,075	21
CGI, Inc. (g)	152	17
Constellation Software, Inc.	15	41
Descartes Systems Group, Inc. (g)	63	6
Dollarama, Inc.	209	16
Element Fleet Management Corp.	297	5
Emera, Inc.	205	7
Empire Co. Ltd., Class A	108	3
Enbridge, Inc.	1,377	50
Fairfax Financial Holdings Ltd.	16	17
First Quantum Minerals Ltd.	446	5
FirstService Corp.	29	5
Fortis, Inc.	366	14
Franco-Nevada Corp.	146	17
George Weston Ltd.	46	6
GFL Environmental, Inc.	167	6
Gildan Activewear, Inc.	128	5
Great-West Lifeco, Inc.	204	6
Hydro One Ltd.	246	7
iA Financial Corp., Inc.	76	5
IGM Financial, Inc.	63	2
Imperial Oil Ltd.	148	10
Intact Financial Corp.	131	21
Ivanhoe Mines Ltd., Class A (g)	456	5
Keyera Corp.	173	4
Kinross Gold Corp.	910	6
Loblaw Cos. Ltd.	116	13
Lundin Mining Corp.	494	5
Magna International, Inc.	201	11
Manulife Financial Corp.	1,310	33
MEG Energy Corp. (g)	218	5
Metro, Inc.	170	9
National Bank of Canada	249	21
Northland Power, Inc.	198	3
Nutrien Ltd.	371	20
Onex Corp.	51	4
Open Text Corp.	197	8
Pan American Silver Corp.	278	4
Parkland Corp.	108	3
Pembina Pipeline Corp.	405	14
Power Corp. of Canada	420	12
Quebecor, Inc., Class B	115	2
RB Global, Inc.	133	10
Restaurant Brands International, Inc.	208	16
RioCan Real Estate Investment Trust REIT	114	2
Rogers Communications, Inc., Class B	261	11
Royal Bank of Canada	822	83
Saputo, Inc.	189	4
Shopify, Inc., Class A (g)	892	69
Stantec, Inc.	81	7
Sun Life Financial, Inc.	430	23
Suncor Energy, Inc.	975	36
TC Energy Corp.	562	23
Teck Resources Ltd., Class B	337	15
TELUS Corp.	354	6
TFI International, Inc.	61	10
Thomson Reuters Corp.	116	18
TMX Group Ltd.	206	5
Toromont Industries Ltd.	62	6
Toronto-Dominion Bank	1,249	75
Tourmaline Oil Corp.	247	12
West Fraser Timber Co. Ltd.	43	4
Wheaton Precious Metals Corp.	337	16
WSP Global, Inc.	91	15
		1,395
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)	18,000	—

Denmark (0.5%)
AP Moller - Maersk AS Series B	6	8
Carlsberg AS Series B	68	9
Coloplast AS Series B	93	13
Danske Bank AS	477	14
Demant AS (g)	70	4
DSV AS	128	21
Genmab AS (g)	47	14
Novo Nordisk AS, Class B	2,270	291
Novozymes AS Series B	257	15
Orsted AS (g)	127	7

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Denmark (cont’d)
Pandora AS	58	$9
Rockwool AS, Class B (g)	7	2
Tryg AS	239	5
Vestas Wind Systems AS (g)	703	20
		432
Finland (0.2%)
Elisa OYJ	102	4
Fortum OYJ	328	4
Kesko OYJ, Class B	199	4
Kone OYJ, Class B	244	11
Metso OYJ	479	6
Neste OYJ	304	8
Nokia OYJ	3,837	14
Nordea Bank Abp	9,970	113
Orion OYJ, Class B	78	3
Sampo OYJ, Class A	325	14
Stora Enso OYJ, Class R	429	6
UPM-Kymmene OYJ	395	13
Wartsila OYJ Abp	347	5
		205
France (2.1%)
Accor SA	137	6
Aeroports de Paris	24	3
Air Liquide SA	364	76
Airbus SE	416	77
Alstom SA	203	3
Amundi SA	43	3
ArcelorMittal SA	352	10
Arkema SA	41	4
AXA SA	1,261	47
BioMerieux	29	3
BNP Paribas SA	3,245	231
Bollore SE	516	4
Bouygues SA	133	5
Bureau Veritas SA	205	6
Capgemini SE	109	25
Carrefour SA	402	7
Cie de Saint-Gobain SA	314	24
Cie Generale des Etablissements Michelin SCA	473	18
Covivio SA REIT	35	2
Credit Agricole SA	3,305	49
Danone SA	447	29
Dassault Aviation SA	15	3
Dassault Systemes SE	464	21
Edenred SE	174	9
Eiffage SA	51	6
Engie SA	1,274	21
EssilorLuxottica SA	205	46
Eurazeo SE	30	3
Eurofins Scientific SE	94	6
Euronext NV	59	6
Gecina SA REIT	32	3
Getlink SE	250	4
Hermes International	22	56
Ipsen SA	26	3
Kering SA	52	21
Klepierre SA REIT	150	4
La Francaise des Jeux SAEM	73	3
Legrand SA	185	20
L'Oreal SA	167	79
LVMH Moet Hennessy Louis Vuitton SE	193	174
Orange SA	1,290	15
Pernod Ricard SA	143	23
Pluxee NV(g)	61	2
Publicis Groupe SA	159	17
Remy Cointreau SA	16	2
Renault SA	134	7
Safran SA	238	54
Sanofi SA	789	77
Sartorius Stedim Biotech (g)	19	5
Schneider Electric SE	379	86
SEB SA	17	2
Societe Generale SA	2,285	61
Sodexo SA	61	5
STMicroelectronics NV	476	21
Teleperformance SE	41	4
Thales SA	74	13
TotalEnergies SE	1,585	109
Unibail-Rodamco-Westfield REIT (g)	82	7
Veolia Environnement SA	470	15
Vinci SA	355	46
Vivendi SE	469	5
Worldline SA (g)	169	2
		1,698
Germany (1.4%)
adidas AG	120	27
Allianz SE (Registered)	299	90
BASF SE	655	37
Bayer AG (Registered)	733	22
Bayerische Motoren Werke AG	235	27
Bayerische Motoren Werke AG (Preference)	43	5
Bechtle AG	62	3
Beiersdorf AG	74	11
Brenntag SE	103	9
Carl Zeiss Meditec AG	27	3
Commerzbank AG	3,308	45
Continental AG	82	6
Covestro AG (g)	144	8
Daimler Truck Holding AG	392	20
Delivery Hero SE (g)	134	4
Deutsche Bank AG (Registered)	1,434	23
Deutsche Boerse AG	140	29

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont’d)
Deutsche Lufthansa AG (Registered) (g)	445	$4
Deutsche Post AG (Registered)	730	31
Deutsche Telekom AG (Registered)	2,393	58
Dr Ing hc F Porsche AG (Preference)	84	8
E.ON SE	1,653	23
Evonik Industries AG	171	3
Fresenius Medical Care AG	151	6
Fresenius SE & Co. KGaA	309	8
GEA Group AG	122	5
Hannover Rueck SE (Registered)	44	12
Heidelberg Materials AG	102	11
HelloFresh SE (g)	116	1
Henkel AG & Co. KGaA	76	5
Henkel AG & Co. KGaA (Preference)	124	10
Infineon Technologies AG	962	33
Knorr-Bremse AG	54	4
LEG Immobilien SE (g)	55	5
Mercedes-Benz Group AG (Registered)	592	47
Merck KGaA	98	17
MTU Aero Engines AG	41	10
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	101	49
Nemetschek SE	42	4
Porsche Automobil Holding SE (Preference)	113	6
Puma SE	78	4
QIAGEN NV (g)	163	7
Rational AG	4	3
Rheinmetall AG	32	18
RWE AG	464	16
SAP SE	774	151
Sartorius AG (Preference) (g)	19	8
Scout24 SE	55	4
Siemens AG (Registered)	564	108
Siemens Energy AG (g)	392	7
Siemens Healthineers AG (g)	208	13
Symrise AG	98	12
Talanx AG	47	4
Volkswagen AG	22	3
Volkswagen AG (Preference)	152	20
Vonovia SE	539	16
Wacker Chemie AG	14	2
Zalando SE (g)	167	5
		1,130
Hong Kong (0.1%)
AIA Group Ltd.	4,215	28
BOC Hong Kong Holdings Ltd.	1,556	4
Budweiser Brewing Co. APAC Ltd.	727	1
CK Asset Holdings Ltd.	814	3
CK Hutchison Holdings Ltd.	1,141	5
CK Infrastructure Holdings Ltd.	263	2
CLP Holdings Ltd.	690	6
ESR Group Ltd.	937	1
Futu Holdings Ltd. ADR (g)	23	1
Galaxy Entertainment Group Ltd.	930	5
Hang Lung Properties Ltd.	743	1
Hang Seng Bank Ltd.	319	3
Henderson Land Development Co. Ltd.	597	2
HKT Trust & HKT Ltd.	1,602	2
Hong Kong & China Gas Co. Ltd.	4,657	4
Hong Kong Exchanges & Clearing Ltd.	409	12
Hongkong Land Holdings Ltd.	449	1
Jardine Matheson Holdings Ltd.	67	2
Link REIT	996	4
MTR Corp. Ltd.	645	2
New World Development Co. Ltd.	627	1
Power Assets Holdings Ltd.	573	3
Sands China Ltd. (g)	1,009	3
Sino Land Co. Ltd.	1,567	2
SITC International Holdings Co. Ltd.	569	1
Sun Hung Kai Properties Ltd.	603	6
Swire Pacific Ltd., Class A	176	1
Swire Properties Ltd.	490	1
Techtronic Industries Co. Ltd.	567	8
WH Group Ltd.	3,122	2
Wharf Holdings Ltd.	457	2
Wharf Real Estate Investment Co. Ltd.	703	2
Xinyi Glass Holdings Ltd.	701	1
		122
Ireland (0.2%)
AIB Group PLC	4,868	25
Bank of Ireland Group PLC	3,265	33
CRH PLC	526	45
Flutter Entertainment PLC (g)	124	25
Kerry Group PLC, Class A	111	10
Kingspan Group PLC	108	10
Smurfit Kappa Group PLC	183	8
		156
Israel (0.1%)
Azrieli Group Ltd.	33	2
Bank Hapoalim BM	975	9
Bank Leumi Le-Israel BM	1,170	10
Check Point Software Technologies Ltd. (g)	72	12
CyberArk Software Ltd. (g)	32	8
Elbit Systems Ltd.	20	4
Global-e Online Ltd. (g)	69	3
ICL Group Ltd.	594	3
Israel Discount Bank Ltd., Class A	950	5
Mizrahi Tefahot Bank Ltd.	119	4
Monday.com Ltd. (g)	20	5
Nice Ltd. (g)	49	13

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Israel (cont’d)
Teva Pharmaceutical Industries Ltd. ADR (g)	862	$12
Wix.com Ltd. (g)	42	6
		96
Italy (0.6%)
Amplifon SpA	40	1
Assicurazioni Generali SpA	332	8
Banco BPM SpA	3,284	22
Davide Campari-Milano NV	172	2
DiaSorin SpA	7	1
Enel SpA	2,648	18
Eni SpA	775	12
EXOR NV	163	18
Ferrari NV	41	18
FinecoBank Banca Fineco SpA	1,674	25
Infrastrutture Wireless Italiane SpA	111	1
Intesa Sanpaolo SpA	42,262	153
Leonardo SpA	133	3
Mediobanca Banca di Credito Finanziario SpA	1,504	22
Moncler SpA	67	5
Nexi SpA (g)	193	1
Poste Italiane SpA	171	2
Prysmian SpA	86	5
Recordati Industria Chimica e Farmaceutica SpA	34	2
Snam SpA	659	3
Stellantis NV	722	21
Telecom Italia SpA (Milano) (g)	3,288	1
Tenaris SA	155	3
Terna — Rete Elettrica Nazionale	456	4
UniCredit SpA	4,357	166
		517
Netherlands (1.0%)
ABN AMRO Bank NV CVA	1,495	26
Adyen NV (g)	16	27
Aegon Ltd.	1,210	7
AerCap Holdings NV (g)	150	13
Akzo Nobel NV	127	9
ASM International NV	35	21
ASML Holding NV	298	289
ASR Nederland NV	120	6
Basic-Fit NV (g)	788	18
BE Semiconductor Industries NV	57	9
Coca-Cola Europacific Partners PLC	154	11
DSM BV (g)	148	15
DSM-Firmenich AG	138	16
Heineken Holding NV	96	8
Heineken NV	213	21
IMCD NV	43	8
ING Groep NV	11,378	187
JDE Peet's NV	72	2
Koninklijke Ahold Delhaize NV	715	21
Koninklijke KPN NV	2,495	9
Koninklijke Philips NV	581	12
NN Group NV	202	9
OCI NV	81	2
Prosus NV (g)	1,094	34
Randstad NV	82	4
Universal Music Group NV	606	18
Wolters Kluwer NV	183	29
		831
New Zealand (0.0%)‡
Auckland International Airport Ltd.	1,019	5
EBOS Group Ltd.	119	2
Fisher & Paykel Healthcare Corp. Ltd.	456	7
Mercury NZ Ltd.	538	2
Meridian Energy Ltd.	975	4
Spark New Zealand Ltd.	1,415	4
		24
Norway (0.1%)
Adevinta ASA (g)	249	3
Aker BP ASA	226	6
DNB Bank ASA	656	13
Equinor ASA	642	17
Gjensidige Forsikring ASA	141	2
Kongsberg Gruppen ASA	62	4
Mowi ASA	326	6
Norsk Hydro ASA	922	5
Orkla ASA	493	3
Salmar ASA	51	3
Telenor ASA	454	5
Yara International ASA	118	4
		71
Philippines (0.0%)‡
Aboitiz Equity Ventures, Inc.	471	—	@
Ayala Corp.	69	1
Ayala Land, Inc.	1,870	1
Bank of the Philippine Islands	535	1
BDO Unibank, Inc.	652	2
International Container Terminal Services, Inc.	287	2
JG Summit Holdings, Inc.	728	—	@
Jollibee Foods Corp.	122	1
Manila Electric Co.	79	—	@
Metropolitan Bank & Trust Co.	495	1
PLDT, Inc.	21	1
SM Investments Corp.	66	1
SM Prime Holdings, Inc.	2,789	2
Universal Robina Corp.	246	—	@
		13
Portugal (0.0%)‡
EDP - Energias de Portugal SA	2,206	9
EDP Renovaveis SA	218	3

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Portugal (cont’d)
Galp Energia SGPS SA	318	$5
Jeronimo Martins SGPS SA	200	4
		21
Singapore (0.2%)
CapitaLand Ascendas REIT	2,202	4
CapitaLand Integrated Commercial Trust REIT	3,233	5
CapitaLand Investment Ltd.	1,635	3
City Developments Ltd.	323	1
DBS Group Holdings Ltd.	1,070	29
Genting Singapore Ltd.	3,598	2
Grab Holdings Ltd., Class A (g)	1,141	4
Jardine Cycle & Carriage Ltd.	66	1
Keppel Ltd.	840	5
Mapletree Logistics Trust REIT	2,041	2
Mapletree Pan Asia Commercial Trust REIT	1,414	1
Oversea-Chinese Banking Corp. Ltd.	1,991	20
Sea Ltd. ADR (g)	249	13
Seatrium Ltd. (g)	26,712	2
Sembcorp Industries Ltd.	578	2
Singapore Airlines Ltd.	850	4
Singapore Exchange Ltd.	554	4
Singapore Technologies Engineering Ltd.	907	3
Singapore Telecommunications Ltd.	4,896	9
United Overseas Bank Ltd.	715	16
UOL Group Ltd.	310	1
Wilmar International Ltd.	1,161	3
		134
Spain (0.8%)
Acciona SA	12	1
ACS Actividades de Construccion y Servicios SA	97	4
Aena SME SA	35	7
Amadeus IT Group SA	212	14
Banco Bilbao Vizcaya Argentaria SA	17,084	203
Banco Santander SA	46,256	226
CaixaBank SA	11,821	57
Cellnex Telecom SA (g)	267	9
Corp. ACCIONA Energias Renovables SA	31	1
Enagas SA	116	2
Endesa SA	149	3
Ferrovial SE	241	10
Grifols SA (g)	140	1
Iberdrola SA	2,836	35
Industria de Diseno Textil SA	512	26
Naturgy Energy Group SA	59	1
Redeia Corp. SA	191	3
Repsol SA	604	10
Telefonica SA	2,429	11
		624
Sweden (0.4%)
Alfa Laval AB	200	8
Assa Abloy AB, Class B	692	20
Atlas Copco AB, Class A	2,945	47
Beijer Ref AB	289	4
Boliden AB	190	5
Epiroc AB, Class A	724	14
EQT AB	252	8
Essity AB, Class B	418	10
Evolution AB	128	16
Fastighets AB Balder, Class B (g)	491	4
Getinge AB, Class B	172	3
H & M Hennes & Mauritz AB, Class B	447	7
Hexagon AB, Class B	1,436	17
Holmen AB, Class B (g)	60	2
Husqvarna AB, Class B	262	2
Industrivarden AB, Class A	206	7
Indutrade AB (g)	191	5
Investment AB Latour, Class B	110	3
Investor AB, Class B	1,190	30
L E Lundbergforetagen AB, Class B	57	3
Lifco AB, Class B	167	4
Nibe Industrier AB, Class B	1,064	5
Saab AB, Class B	58	5
Sagax AB, Class B	145	4
Sandvik AB	742	16
Securitas AB, Class B	368	4
Skandinaviska Enskilda Banken AB, Class A	1,083	15
Skanska AB, Class B	237	4
SKF AB, Class B	235	5
Svenska Cellulosa AB SCA, Class B	432	7
Svenska Handelsbanken AB, Class A	1,000	10
Swedbank AB, Class A	584	12
Swedish Orphan Biovitrum AB (g)	140	4
Tele2 AB, Class B	397	3
Telefonaktiebolaget LM Ericsson, Class B	1,989	11
Telia Co. AB	1,674	4
Volvo AB, Class A	1,184	32
Volvo Car AB, Class B (g)	449	2
		362
Switzerland (1.3%)
ABB Ltd. (Registered)	1,123	52
Adecco Group AG (Registered)	111	4
Alcon, Inc.	345	29
Avolta AG (Registered) (g)	71	3
Bachem Holding AG	25	2
Baloise Holding AG (Registered)	32	5
Banque Cantonale Vaudoise (Registered)	21	2
Barry Callebaut AG (Registered)	3	4
BKW AG	15	2
Chocoladefabriken Lindt & Spruengli AG	1	12

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont’d)
Cie Financiere Richemont SA, Class A (Registered)	365	$56
Clariant AG (Registered) (g)	159	2
EMS-Chemie Holding AG (Registered)	5	4
Geberit AG (Registered)	23	14
Givaudan SA (Registered)	7	31
Helvetia Holding AG (Registered)	26	4
Holcim AG (g)	362	33
Julius Baer Group Ltd.	145	8
Kuehne & Nagel International AG (Registered)	37	10
Logitech International SA (Registered)	114	10
Lonza Group AG (Registered)	52	31
Nestle SA (Registered)	1,859	198
Novartis AG (Registered)	1,430	138
Partners Group Holding AG	17	24
Roche Holding AG	22	6
Roche Holding AG (Genusschein)	488	125
Sandoz Group AG (g)	284	9
Schindler Holding AG	28	7
Schindler Holding AG (Registered)	16	4
SGS SA (Registered) (g)	105	10
SIG Group AG (g)	215	5
Sika AG (Registered)	106	32
Sonova Holding AG (Registered)	35	10
Straumann Holding AG (Registered)	77	12
Swatch Group AG	21	5
Swatch Group AG (Registered)	39	2
Swiss Life Holding AG (Registered)	21	15
Swiss Prime Site AG (Registered)	54	5
Swiss Re AG	211	27
Swisscom AG (Registered) (g)	18	11
Temenos AG (Registered)	46	3
UBS Group AG (Registered) (g)	2,305	71
VAT Group AG	19	10
Zurich Insurance Group AG	102	55
		1,102
United Kingdom (2.1%)
3i Group PLC	724	26
abrdn PLC	1,543	3
Admiral Group PLC	201	7
Anglo American PLC	963	24
Antofagasta PLC	293	8
Ashtead Group PLC	326	23
Associated British Foods PLC	259	8
AstraZeneca PLC	1,135	152
Auto Trader Group PLC	698	6
Aviva PLC	2,043	13
BAE Systems PLC	2,248	38
Barclays PLC	11,250	26
Barratt Developments PLC	733	4
Berkeley Group Holdings PLC	81	5
BP PLC	12,687	80
British American Tobacco PLC	1,585	48
BT Group PLC	5,033	7
Bunzl PLC	249	10
Burberry Group PLC	276	4
Centrica PLC	4,149	7
Coca-Cola HBC AG (g)	168	5
Compass Group PLC	1,257	37
Croda International PLC	106	7
DCC PLC	75	5
Diageo PLC	1,663	62
Endeavour Mining PLC	144	3
Entain PLC	485	5
Evraz PLC(g)	464	—
Experian PLC	682	30
G4S Ltd.(g)	2,164	7
Glencore PLC	7,750	43
GSK PLC	3,026	65
Haleon PLC	4,114	17
Halma PLC	284	8
Hargreaves Lansdown PLC	301	3
Hikma Pharmaceuticals PLC	130	3
HSBC Holdings PLC	14,465	113
Imperial Brands PLC	638	14
Informa PLC	1,023	11
InterContinental Hotels Group PLC	123	13
Intertek Group PLC	121	8
J Sainsbury PLC	1,257	4
JD Sports Fashion PLC	2,038	3
Kingfisher PLC	1,452	5
Land Securities Group PLC REIT	536	4
Legal & General Group PLC	4,401	14
Lloyds Banking Group PLC	47,593	31
London Stock Exchange Group PLC	309	37
M&G PLC	1,712	5
Melrose Industries PLC	1,021	9
Mondi PLC	348	6
National Grid PLC	2,721	37
NatWest Group PLC	4,323	14
Next PLC	90	10
Ocado Group PLC (g)	445	3
Paragon Offshore PLC (g)(h)	67	—
Pearson PLC	487	6
Persimmon PLC	244	4
Phoenix Group Holdings PLC	571	4
Prudential PLC	2,084	20
Reckitt Benckiser Group PLC	529	30
RELX PLC (LSE)	1,395	60
Rentokil Initial PLC	1,893	11
Rio Tinto PLC	821	52
Rolls-Royce Holdings PLC (g)	6,230	33
Sage Group PLC	763	12
Schroders PLC	637	3

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Segro PLC REIT	872	$10
Severn Trent PLC	206	6
Shell PLC	4,909	163
Smith & Nephew PLC	650	8
Smiths Group PLC	264	5
Spirax-Sarco Engineering PLC	54	7
SSE PLC	808	17
St. James's Place PLC	439	3
Standard Chartered PLC	1,713	14
Taylor Wimpey PLC	2,677	5
Tesco PLC	5,287	20
Unilever PLC CVA	1,859	93
United Utilities Group PLC	514	7
Vodafone Group PLC	17,443	15
Whitbread PLC	146	6
Wise PLC Class A (g)	474	6
WPP PLC	806	8
		1,768
United States (20.9%)
3M Co.	225	24
A O Smith Corp.	50	4
Abbott Laboratories	598	68
AbbVie, Inc.	605	110
Accenture PLC, Class A	254	88
Adobe, Inc. (g)	184	93
Advanced Micro Devices, Inc. (g)	535	97
AECOM	53	5
AES Corp.	274	5
Aflac, Inc.	227	20
Agilent Technologies, Inc.	119	17
Air Products & Chemicals, Inc.	91	22
Airbnb, Inc., Class A (g)	176	29
Akamai Technologies, Inc. (g)	62	7
Albemarle Corp.	47	6
Albertsons Cos., Inc., Class A	142	3
Alexandria Real Estate Equities, Inc. REIT	69	9
Align Technology, Inc. (g)	30	10
Allegion PLC	36	5
Alliant Energy Corp.	103	5
Allstate Corp.	105	18
Ally Financial, Inc.	108	4
Alnylam Pharmaceuticals, Inc. (g)	50	7
Alphabet, Inc., Class A (g)	3,748	568
Altria Group, Inc.	616	27
Amazon.com, Inc. (g)	2,838	512
Amcor PLC	596	6
Ameren Corp.	108	8
American Electric Power Co., Inc.	211	18
American Express Co.	250	57
American Financial Group, Inc.	29	4
American Homes 4 Rent, Class A REIT	132	5
American International Group, Inc.	283	22
American Tower Corp. REIT	190	38
American Water Works Co., Inc.	80	10
Ameriprise Financial, Inc.	41	18
AMETEK, Inc.	91	17
Amgen, Inc.	215	61
Amphenol Corp., Class A	240	28
Analog Devices, Inc.	202	40
Annaly Capital Management, Inc. REIT	201	4
ANSYS, Inc. (g)	35	12
Aon PLC, Class A	82	27
APA Corp.	128	4
Apollo Global Management, Inc.	160	18
Apple, Inc.	5,217	895
Applied Materials, Inc.	334	69
Aptiv PLC (g)	116	9
Arch Capital Group Ltd. (g)	150	14
Archer-Daniels-Midland Co.	219	14
Ares Management Corp., Class A	65	9
Arista Networks, Inc. (g)	105	30
Arthur J Gallagher & Co.	87	22
Aspen Technology, Inc. (g)	12	3
Assurant, Inc.	21	4
AT&T, Inc.	2,409	42
Atlassian Corp., Class A (g)	63	12
Atmos Energy Corp.	60	7
Autodesk, Inc. (g)	86	22
Automatic Data Processing, Inc.	166	41
AutoZone, Inc. (g)	8	25
AvalonBay Communities, Inc. REIT	58	11
Avantor, Inc. (g)	273	7
Avery Dennison Corp.	33	7
Axon Enterprise, Inc. (g)	29	9
Baker Hughes Co.	415	14
Ball Corp.	130	9
Bank of America Corp.	2,396	91
Bank of New York Mellon Corp.	312	18
Bath & Body Works, Inc.	87	4
Baxter International, Inc.	205	9
Becton Dickinson & Co.	117	29
Bentley Systems, Inc., Class B	87	5
Berkshire Hathaway, Inc., Class B (g)	425	179
Best Buy Co., Inc.	80	7
Bill Holdings, Inc. (g)	40	3
Biogen, Inc. (g)	58	13
BioMarin Pharmaceutical, Inc. (g)	75	7
Bio-Rad Laboratories, Inc., Class A (g)	9	3
Bio-Techne Corp.	63	4
BlackRock, Inc.	60	50
Blackstone, Inc.	287	38
Block, Inc., Class A (g)	223	19
Boeing Co. (g)	230	44
Booking Holdings, Inc.	14	51

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Booz Allen Hamilton Holding Corp.	53	$8
BorgWarner, Inc.	96	3
Boston Properties, Inc. REIT	62	4
Boston Scientific Corp. (g)	487	33
Bristol-Myers Squibb Co.	753	41
Broadcom, Inc.	174	231
Broadridge Financial Solutions, Inc.	47	10
Brown & Brown, Inc.	97	9
Brown-Forman Corp., Class B	126	7
Builders FirstSource, Inc. (g)	51	11
Bunge Global SA	62	6
Burlington Stores, Inc. (g)	26	6
Cadence Design Systems, Inc. (g)	108	34
Caesars Entertainment, Inc. (g)	89	4
Camden Property Trust REIT	43	4
Campbell Soup Co.	78	3
Capital One Financial Corp.	152	23
Cardinal Health, Inc.	99	11
Carlisle Cos., Inc.	20	8
Carlyle Group, Inc.	87	4
CarMax, Inc. (g)	65	6
Carnival Corp. (g)	407	7
Carrier Global Corp.	339	20
Catalent, Inc. (g)	75	4
Caterpillar, Inc.	207	76
Cboe Global Markets, Inc.	42	8
CBRE Group, Inc., Class A (g)	127	12
CDW Corp.	54	14
Celanese Corp.	42	7
Celsius Holdings, Inc. (g)	63	5
Cencora, Inc.	69	17
Centene Corp. (g)	210	17
CenterPoint Energy, Inc.	257	7
CF Industries Holdings, Inc.	80	7
CH Robinson Worldwide, Inc.	47	4
Charles River Laboratories International, Inc. (g)	20	5
Charles Schwab Corp.	509	37
Charter Communications, Inc., Class A (g)	40	12
Cheniere Energy, Inc.	98	16
Chesapeake Energy Corp.	47	4
Chevron Corp.	743	117
Chipotle Mexican Grill, Inc. (g)	11	32
Chubb Ltd.	163	42
Church & Dwight Co., Inc.	99	10
Cigna Group	120	44
Cincinnati Financial Corp.	63	8
Cintas Corp.	37	25
Cisco Systems, Inc.	1,341	67
Citigroup, Inc.	682	43
Citizens Financial Group, Inc.	194	7
Cleveland-Cliffs, Inc. (g)	209	5
Clorox Co.	50	8
Cloudflare, Inc., Class A (g)	113	11
CME Group, Inc.	146	31
CMS Energy Corp.	119	7
CNH Industrial NV	414	5
Coca-Cola Co.	1,459	89
Cognizant Technology Solutions Corp., Class A	205	15
Coinbase Global, Inc., Class A (g)	69	18
Colgate-Palmolive Co.	317	29
Comcast Corp., Class A	1,466	64
Conagra Brands, Inc.	195	6
Confluent, Inc., Class A (g)	75	2
ConocoPhillips	489	62
Consolidated Edison, Inc.	141	13
Constellation Brands, Inc., Class A	68	18
Constellation Energy Corp.	131	24
Cooper Cos., Inc.	80	8
Copart, Inc. (g)	351	20
Corning, Inc.	331	11
Corpay, Inc. (g)	29	9
Corteva, Inc.	295	17
CoStar Group, Inc. (g)	167	16
Costco Wholesale Corp.	179	131
Coterra Energy, Inc.	313	9
Crowdstrike Holdings, Inc., Class A (g)	91	29
Crown Castle, Inc. REIT	177	19
Crown Holdings, Inc.	50	4
CSX Corp.	712	26
Cummins, Inc.	58	17
CVS Health Corp.	517	41
Danaher Corp.	285	71
Darden Restaurants, Inc.	49	8
Darling Ingredients, Inc. (g)	67	3
Datadog, Inc., Class A (g)	102	13
DaVita, Inc. (g)	22	3
Dayforce, Inc. (g)	61	4
Deckers Outdoor Corp. (g)	11	10
Deere & Co.	112	46
Dell Technologies, Inc., Class C	104	12
Delta Air Lines, Inc.	64	3
Devon Energy Corp.	268	13
Dexcom, Inc. (g)	156	22
Diamondback Energy, Inc.	70	14
Dick's Sporting Goods, Inc.	25	6
Digital Realty Trust, Inc. REIT	123	18
Discover Financial Services	100	13
DocuSign, Inc. (g)	80	5
Dollar General Corp.	91	14
Dollar Tree, Inc. (g)	85	11
Dominion Energy, Inc.	343	17
Domino's Pizza, Inc.	14	7
DoorDash, Inc., Class A (g)	103	14
Dover Corp.	57	10
Dow, Inc.	288	17

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
DR Horton, Inc.	123	$20
DraftKings, Inc., Class A (g)	170	8
Dropbox, Inc., Class A (g)	104	3
DTE Energy Co.	84	9
Duke Energy Corp.	313	30
DuPont de Nemours, Inc.	188	14
Dynatrace, Inc. (g)	101	5
Eastman Chemical Co.	48	5
Eaton Corp. PLC	160	50
eBay, Inc.	221	12
Ecolab, Inc.	103	24
Edison International	157	11
Edwards Lifesciences Corp. (g)	244	23
Electronic Arts, Inc.	103	14
Elevance Health, Inc.	93	48
Eli Lilly & Co.	328	255
Emerson Electric Co.	232	26
Enphase Energy, Inc. (g)	59	7
Entegris, Inc.	61	9
Entergy Corp.	86	9
EOG Resources, Inc.	238	30
EPAM Systems, Inc. (g)	24	7
EQT Corp.	162	6
Equifax, Inc.	49	13
Equinix, Inc. REIT	38	31
Equitable Holdings, Inc.	140	5
Equity Lifestyle Properties, Inc. REIT	72	5
Equity Residential REIT	146	9
Erie Indemnity Co., Class A	10	4
Essential Utilities, Inc.	102	4
Essex Property Trust, Inc. REIT	26	6
Estee Lauder Cos., Inc., Class A	94	15
Etsy, Inc. (g)	50	3
Everest Group Ltd.	17	7
Evergy, Inc.	94	5
Eversource Energy	144	9
Exact Sciences Corp. (g)	74	5
Exelon Corp.	406	15
Expedia Group, Inc. (g)	58	8
Expeditors International of Washington, Inc.	60	7
Extra Space Storage, Inc. REIT	86	13
Exxon Mobil Corp.	1,444	168
F5, Inc. (g)	24	5
FactSet Research Systems, Inc.	15	7
Fair Isaac Corp. (g)	10	13
Fastenal Co.	232	18
FedEx Corp.	96	28
Ferguson PLC	83	18
Fidelity National Financial, Inc.	105	6
Fidelity National Information Services, Inc.	245	18
Fifth Third Bancorp	278	10
First Citizens BancShares, Inc., Class A	4	7
First Republic Bank (g)	76	—	@
First Solar, Inc. (g)	44	7
FirstEnergy Corp.	224	9
Fiserv, Inc. (g)	246	39
FMC Corp.	52	3
Ford Motor Co.	1,376	18
Fortinet, Inc. (g)	262	18
Fortive Corp.	143	12
Fortune Brands Innovations, Inc.	51	4
Fox Corp., Class A	162	5
Franklin Resources, Inc.	118	3
Freeport-McMoRan, Inc.	585	28
Gaming and Leisure Properties, Inc. REIT	106	5
Garmin Ltd.	62	9
Gartner, Inc. (g)	32	15
GE HealthCare Technologies, Inc.	166	15
Gen Digital, Inc.	233	5
General Dynamics Corp.	93	26
General Electric Co.	435	76
General Mills, Inc.	235	16
General Motors Co.	552	25
Genuine Parts Co.	58	9
Gilead Sciences, Inc.	399	29
Global Payments, Inc.	104	14
Globe Life, Inc.	38	4
GoDaddy, Inc., Class A (g)	57	7
Goldman Sachs Group, Inc.	133	56
Graco, Inc.	69	6
Halliburton Co.	373	15
Hartford Financial Services Group, Inc.	123	13
Hasbro, Inc.	55	3
HCA Healthcare, Inc.	83	28
Healthpeak Properties, Inc. REIT	228	4
HEICO Corp.	48	8
Henry Schein, Inc. (g)	52	4
Hershey Co.	62	12
Hess Corp.	112	17
Hewlett Packard Enterprise Co.	528	9
HF Sinclair Corp.	66	4
Hilton Worldwide Holdings, Inc.	105	22
Hologic, Inc. (g)	99	8
Home Depot, Inc.	401	154
Honeywell International, Inc.	267	55
Hormel Foods Corp.	123	4
Host Hotels & Resorts, Inc. REIT	284	6
Howmet Aerospace, Inc.	158	11
HP, Inc.	362	11
Hubbell, Inc.	21	9
HubSpot, Inc. (g)	19	12
Humana, Inc.	50	17
Huntington Bancshares, Inc.	391	5
Huntington Ingalls Industries, Inc.	16	5
Hyatt Hotels Corp., Class A	19	3

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
IDEX Corp.	30	$7
IDEXX Laboratories, Inc. (g)	33	18
Illinois Tool Works, Inc.	121	32
Illumina, Inc. (g)	64	9
Incyte Corp. (g)	71	4
Ingersoll Rand, Inc.	163	15
Insulet Corp. (g)	28	5
Intel Corp.	1,327	59
Intercontinental Exchange, Inc.	229	31
International Business Machines Corp.	364	70
International Flavors & Fragrances, Inc.	105	9
International Paper Co.	136	5
Interpublic Group of Cos., Inc.	157	5
Intuit, Inc.	113	73
Intuitive Surgical, Inc. (g)	141	56
Invitation Homes, Inc. REIT	248	9
IQVIA Holdings, Inc. (g)	75	19
Iron Mountain, Inc. REIT	118	9
J M Smucker Co.	42	5
Jabil, Inc.	53	7
Jack Henry & Associates, Inc.	30	5
Jacobs Solutions, Inc.	51	8
Jazz Pharmaceuticals PLC (g)	25	3
JB Hunt Transport Services, Inc.	34	7
Johnson & Johnson	875	138
Johnson Controls International PLC	296	19
JPMorgan Chase & Co.	966	194
Juniper Networks, Inc.	130	5
Kellanova	112	6
Kenvue, Inc.	498	11
Keurig Dr Pepper, Inc.	428	13
KeyCorp	384	6
Keysight Technologies, Inc. (g)	72	11
Kimberly-Clark Corp.	135	17
Kimco Realty Corp. REIT	254	5
Kinder Morgan, Inc.	631	12
KKR & Co., Inc.	232	23
KLA Corp.	55	38
Knight-Swift Transportation Holdings, Inc.	65	4
Kraft Heinz Co.	345	13
Kroger Co.	282	16
L3Harris Technologies, Inc.	77	16
Laboratory Corp. of America Holdings	36	8
Lam Research Corp.	54	52
Lamb Weston Holdings, Inc.	58	6
Las Vegas Sands Corp.	154	8
Lattice Semiconductor Corp. (g)	56	4
Lear Corp.	24	3
Leidos Holdings, Inc.	53	7
Lennar Corp., Class A	102	18
Lennox International, Inc.	13	6
Liberty Broadband Corp., Class C (g)	49	3
Liberty Global Ltd., Class C (g)	78	1
Liberty Media Corp.-Liberty Formula One, Class C (g)	80	5
Liberty Media Corp.-Liberty SiriusXM, Class C (g)	66	2
Linde PLC	191	89
Live Nation Entertainment, Inc. (g)	64	7
LKQ Corp.	111	6
Lockheed Martin Corp.	91	41
Loews Corp.	77	6
Lowe's Cos., Inc.	233	59
LPL Financial Holdings, Inc.	30	8
Lucid Group, Inc. (g)	411	1
Lululemon Athletica, Inc. (g)	47	18
LyondellBasell Industries NV, Class A	107	11
M&T Bank Corp.	68	10
Manhattan Associates, Inc. (g)	25	6
Marathon Oil Corp.	254	7
Marathon Petroleum Corp.	163	33
Markel Group, Inc. (g)	5	8
MarketAxess Holdings, Inc.	15	3
Marriott International, Inc., Class A	102	26
Marsh & McLennan Cos., Inc.	198	41
Martin Marietta Materials, Inc.	25	15
Marvell Technology, Inc.	354	25
Masco Corp.	91	7
Mastercard, Inc., Class A	339	163
Match Group, Inc. (g)	114	4
McCormick & Co., Inc.	102	8
McDonald's Corp.	294	83
McKesson Corp.	55	30
Medtronic PLC	537	47
MercadoLibre, Inc. (g)	19	29
Merck & Co., Inc.	924	122
Meta Platforms, Inc., Class A	788	383
MetLife, Inc.	257	19
Mettler-Toledo International, Inc. (g)	8	11
MGM Resorts International (g)	114	5
Microchip Technology, Inc.	222	20
Micron Technology, Inc.	446	53
Microsoft Corp.	2,150	905
MicroStrategy, Inc., Class A (g)	12	20
Mid-America Apartment Communities, Inc. REIT	47	6
Moderna, Inc. (g)	138	15
Molina Healthcare, Inc. (g)	23	9
Molson Coors Beverage Co., Class B	77	5
Mondelez International, Inc., Class A	549	38
MongoDB, Inc. (g)	29	10
Monolithic Power Systems, Inc.	19	13
Monster Beverage Corp. (g)	317	19
Moody's Corp.	67	26
Mosaic Co.	139	5
Motorola Solutions, Inc.	68	24

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
MSCI, Inc.	32	$18
Nasdaq, Inc.	141	9
NetApp, Inc.	86	9
Netflix, Inc. (g)	179	109
Neurocrine Biosciences, Inc. (g)	39	5
Newmont Corp. (TSX)	476	17
News Corp., Class A	156	4
NextEra Energy, Inc.	744	48
NIKE, Inc., Class B	494	46
NiSource, Inc.	168	5
Nordson Corp.	21	6
Norfolk Southern Corp.	92	23
Northern Trust Corp.	85	8
Northrop Grumman Corp.	58	28
NRG Energy, Inc.	92	6
Nucor Corp.	102	20
NVIDIA Corp.	891	805
NVR, Inc. (g)	2	16
NXP Semiconductors NV	104	26
Occidental Petroleum Corp.	276	18
Okta, Inc. (g)	61	6
Old Dominion Freight Line, Inc.	80	18
Omnicom Group, Inc.	80	8
ON Semiconductor Corp. (g)	179	13
ONEOK, Inc.	242	19
Oracle Corp.	648	81
O'Reilly Automotive, Inc. (g)	25	28
Otis Worldwide Corp.	167	17
Ovintiv, Inc.	108	6
Owens Corning	36	6
PACCAR, Inc.	213	26
Packaging Corp. of America	37	7
Palantir Technologies, Inc., Class A (g)	767	18
Palo Alto Networks, Inc. (g)	122	35
Paramount Global, Class B	210	2
Parker-Hannifin Corp.	52	29
Paychex, Inc.	131	16
Paycom Software, Inc.	22	4
Paylocity Holding Corp. (g)	19	3
PayPal Holdings, Inc. (g)	427	29
Pentair PLC	67	6
PepsiCo, Inc.	555	97
Pfizer, Inc.	1,786	50
PG&E Corp.	724	12
Philip Morris International, Inc.	532	49
Phillips 66	182	30
Pinterest, Inc., Class A (g)	231	8
Pioneer Natural Resources Co.	95	25
PNC Financial Services Group, Inc.	161	26
Pool Corp.	16	6
PPG Industries, Inc.	95	14
PPL Corp.	302	8
Principal Financial Group, Inc.	98	8
Procter & Gamble Co.	753	122
Progressive Corp.	235	49
Prologis, Inc. REIT	375	49
Prudential Financial, Inc.	146	17
PTC, Inc. (g)	48	9
Public Service Enterprise Group, Inc.	204	14
Public Storage REIT	65	19
PulteGroup, Inc.	90	11
Qorvo, Inc. (g)	40	5
QUALCOMM, Inc.	451	76
Quanta Services, Inc.	58	15
Quest Diagnostics, Inc.	44	6
Raymond James Financial, Inc.	80	10
Realty Income Corp. REIT	287	16
Regency Centers Corp. REIT	68	4
Regeneron Pharmaceuticals, Inc. (g)	43	41
Regions Financial Corp.	385	8
Reliance, Inc.	24	8
Repligen Corp. (g)	21	4
Republic Services, Inc.	89	17
ResMed, Inc.	58	12
Revvity, Inc.	51	5
Riot Platforms, Inc. (g)	1,695	21
Rivian Automotive, Inc., Class A (g)	284	3
Robert Half, Inc.	44	4
Robinhood Markets, Inc., Class A (g)	174	4
ROBLOX Corp., Class A (g)	168	6
Rockwell Automation, Inc.	46	13
Roku, Inc. (g)	52	3
Rollins, Inc.	118	5
Roper Technologies, Inc.	43	24
Ross Stores, Inc.	137	20
Royal Caribbean Cruises Ltd. (g)	98	14
Royalty Pharma PLC, Class A	156	5
RPM International, Inc.	52	6
RTX Corp.	593	58
S&P Global, Inc.	131	56
Salesforce, Inc.	389	117
SBA Communications Corp. REIT	45	10
Schlumberger NV	580	32
Seagate Technology Holdings PLC	80	7
SEI Investments Co.	46	3
Sempra	254	18
ServiceNow, Inc. (g)	82	63
Sherwin-Williams Co.	98	34
Simon Property Group, Inc. REIT	132	21
Sirius XM Holdings, Inc.	306	1
Skyworks Solutions, Inc.	65	7
Snap, Inc., Class A (g)	413	5
Snap-on, Inc.	21	6
Snowflake, Inc., Class A (g)	113	18
Southern Co.	445	32

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Southwest Airlines Co.	60	$2
SS&C Technologies Holdings, Inc.	91	6
Stanley Black & Decker, Inc.	63	6
Starbucks Corp.	465	43
State Street Corp.	128	10
Steel Dynamics, Inc.	65	10
Steris PLC	40	9
Stryker Corp.	139	50
Sun Communities, Inc. REIT	51	7
Super Micro Computer, Inc. (g)	19	19
Synchrony Financial	168	7
Synopsys, Inc. (g)	61	35
Sysco Corp.	206	17
T Rowe Price Group, Inc.	90	11
Take-Two Interactive Software, Inc. (g)	68	10
Targa Resources Corp.	88	10
Target Corp.	188	33
TE Connectivity Ltd.	127	18
Teledyne Technologies, Inc. (g)	19	8
Teleflex, Inc.	19	4
Teradyne, Inc.	63	7
Tesla, Inc. (g)	1,079	190
Texas Instruments, Inc.	373	65
Texas Pacific Land Corp.	9	5
Textron, Inc.	80	8
Thermo Fisher Scientific, Inc.	156	91
TJX Cos., Inc.	361	37
T-Mobile U.S., Inc.	212	35
Toast, Inc., Class A (g)	136	3
Toro Co.	43	4
Tractor Supply Co.	45	12
Trade Desk, Inc., Class A (g)	183	16
Tradeweb Markets, Inc., Class A	44	5
Trane Technologies PLC	91	27
TransDigm Group, Inc.	22	27
TransUnion	78	6
Travelers Cos., Inc.	92	21
Trimble, Inc. (g)	101	7
Truist Financial Corp.	543	21
Twilio, Inc., Class A (g)	69	4
Tyler Technologies, Inc. (g)	17	7
Tyson Foods, Inc., Class A	118	7
Uber Technologies, Inc. (g)	640	49
UDR, Inc. REIT	126	5
U-Haul Holding Co.	40	3
UiPath, Inc., Class A (g)	157	4
Ulta Beauty, Inc. (g)	19	10
Union Pacific Corp.	244	60
United Parcel Service, Inc., Class B	292	43
United Rentals, Inc.	27	19
United Therapeutics Corp. (g)	19	4
UnitedHealth Group, Inc.	373	185
Unity Software, Inc. (g)	101	3
Universal Health Services, Inc., Class B	25	5
US Bancorp	523	23
Vail Resorts, Inc.	16	4
Valero Energy Corp.	146	25
Veeva Systems, Inc., Class A (g)	62	14
Ventas, Inc. REIT	165	7
Veralto Corp.	96	9
VeriSign, Inc. (g)	37	7
Verisk Analytics, Inc.	58	14
Verizon Communications, Inc.	1,514	64
Vertex Pharmaceuticals, Inc. (g)	104	43
Vertiv Holdings Co., Class A	135	11
VF Corp.	138	2
Viatris, Inc.	488	6
VICI Properties, Inc. REIT	411	12
Visa, Inc., Class A	644	180
Vistra Corp.	133	9
Vulcan Materials Co.	53	14
W R Berkley Corp.	83	7
Walgreens Boots Alliance, Inc.	295	6
Walmart, Inc.	1,597	96
Walt Disney Co.	645	79
Warner Bros Discovery, Inc. (g)	858	8
Waste Connections, Inc.	102	18
Waste Management, Inc.	162	35
Waters Corp. (g)	24	8
Watsco, Inc.	14	6
WEC Energy Group, Inc.	130	11
Wells Fargo & Co.	1,158	67
Welltower, Inc. REIT	210	20
West Pharmaceutical Services, Inc.	30	12
Western Digital Corp. (g)	131	9
Westinghouse Air Brake Technologies Corp.	73	11
Westlake Corp.	16	2
Westrock Co.	105	5
Weyerhaeuser Co. REIT	301	11
Williams Cos., Inc.	500	20
Willis Towers Watson PLC	42	12
Workday, Inc., Class A (g)	84	23
WP Carey, Inc. REIT	87	5
WW Grainger, Inc.	19	19
Wynn Resorts Ltd.	41	4
Xcel Energy, Inc.	225	12
Xylem, Inc.	97	13
Yum! Brands, Inc.	113	16
Zebra Technologies Corp., Class A (g)	21	6
Zillow Group, Inc., Class C (g)	61	3
Zimmer Biomet Holdings, Inc.	86	11
Zoetis, Inc.	185	31

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Zoom Video Communications, Inc., Class A (g)	98	$6
Zscaler, Inc. (g)	35	7
		17,317
Total Common Stocks (Cost $21,509)		28,969

No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g) (Cost $—@)	14	—	@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g) (Cost $—)	16	—

	Face Amount (000)
Short-Term Investments (19.0%)
U.S. Treasury Securities (2.2%)
U.S. Treasury Bill,
5.31%, 8/1/24 (i)(j)	$1,170	1,150
5.53%, 4/18/24 (i)(j)	676	674
Total U.S. Treasury Securities (Cost $1,824)		1,824

	Shares
Investment Company (16.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (k) (Cost $13,907)	13,906,812	13,907
Total Short-Term Investments (Cost $15,731)		15,731
Total Investments (99.4%) (Cost $77,381) (l)(m)(n)(o)		82,411
Other Assets in Excess of Liabilities (0.6%)		466
Net Assets (100.0%)		$82,877

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(e)	When-issued security.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.
(g)	Non-income producing security.
(h)	At March 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(i)	Rate shown is the yield to maturity at March 31, 2024.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.
(l)	The approximate fair value and percentage of net assets, $10,141,000 and 12.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(m)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(o)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,302,000 and the aggregate gross unrealized depreciation is approximately $4,560,000, resulting in net unrealized appreciation of approximately $5,742,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report – March 31, 2024 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$27	NZD	44	4/30/24	$	(—	@)
Bank of America NA	CNH	2,334		$327	6/20/24		5
Bank of America NA	GBP	395		$496	4/30/24		(3)
Bank of America NA	MXN	237		$14	4/30/24		(1)
Bank of America NA	PLN	67		$17	6/20/24		—	@
Bank of America NA		$6	ILS	22	6/20/24		(—	@)
Bank of America NA		$2	ZAR	34	6/20/24		(—	@)
Barclays Bank PLC	AUD	159		$104	4/30/24		(—	@)
Barclays Bank PLC	EUR	72		$79	4/30/24		—	@
Barclays Bank PLC	MYR	120		$25	4/30/24		—	@
Barclays Bank PLC		$759	EUR	692	6/20/24		(10)
Barclays Bank PLC		$3	ILS	10	6/20/24		(—	@)
Barclays Bank PLC		$68	MXN	1,169	6/20/24		1
BNP Paribas SA	CAD	50		$37	4/30/24		—	@
BNP Paribas SA	COP	98,575		$25	4/30/24		(1)
BNP Paribas SA	DKK	138		$20	4/30/24		—	@
BNP Paribas SA	DKK	105		$16	6/20/24		—	@
BNP Paribas SA	EUR	133		$143	4/30/24		(—	@)
BNP Paribas SA	EUR	227		$249	6/20/24		3
BNP Paribas SA	GBP	39		$50	6/20/24		1
BNP Paribas SA	IDR	4,059,086		$258	4/30/24		2
BNP Paribas SA	INR	66,379		$800	6/20/24		6
BNP Paribas SA	INR	2,980		$36	6/20/24		—	@
BNP Paribas SA	SEK	137		$13	6/20/24		1
BNP Paribas SA		$22	AUD	33	6/20/24		(—	@)
BNP Paribas SA		$457	CAD	615	4/30/24		(3)
BNP Paribas SA		$33	CHF	29	6/20/24		(1)
BNP Paribas SA		$14	CLP	13,453	6/21/24		—	@
BNP Paribas SA		$74	CNY	527	4/30/24		(1)
BNP Paribas SA		$13	COP	50,392	6/20/24		—	@
BNP Paribas SA		$14	HKD	108	6/20/24		(—	@)
BNP Paribas SA		$40	IDR	628,489	6/20/24		(—	@)
BNP Paribas SA		$2,030	JPY	297,683	4/30/24		(55)
BNP Paribas SA		$137	JPY	20,479	4/30/24		(1)
BNP Paribas SA		$1,124	JPY	163,564	6/20/24		(31)
BNP Paribas SA		$748	MXN	12,784	6/20/24		11
BNP Paribas SA		$26	RON	122	4/30/24		—	@
BNP Paribas SA		$66	SEK	696	4/30/24		(1)
BNP Paribas SA		$24	SGD	33	4/30/24		(—	@)
BNP Paribas SA		$15	THB	518	6/20/24		(—	@)
Citibank NA	EUR	509		$549	4/30/24		(1)
Citibank NA		$96	CHF	82	4/30/24		(4)
Citibank NA		$7	CZK	168	6/20/24		(—	@)
Citibank NA		$21	ILS	78	6/20/24		(—	@)
Goldman Sachs International	BRL	6,048		$1,215	6/20/24		18
Goldman Sachs International	DKK	10		$1	6/20/24		—	@
Goldman Sachs International	EUR	56		$62	6/20/24		1
Goldman Sachs International	GBP	22		$28	4/30/24		—	@
Goldman Sachs International	JPY	12,807		$85	4/30/24		—	@

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	NOK	6			$1		6/20/24	$—	@
Goldman Sachs International	TRY	15,162			$358		12/23/24	10
Goldman Sachs International		$19		AUD	29		6/20/24	(—	@)
Goldman Sachs International		$6		CHF	5		6/20/24	(—	@)
Goldman Sachs International		$3		HKD	25		6/20/24	(—	@)
Goldman Sachs International		$325		MXN	5,562		6/20/24	5
Goldman Sachs International		$43		MXN	723		6/20/24	(—	@)
Goldman Sachs International		$26		MYR	122		6/20/24	(—	@)
Goldman Sachs International		$—	@	SGD	1		6/20/24	(—	@)
Goldman Sachs International		$387		TRY	15,162		12/23/24	(39)
Goldman Sachs International		$149		TWD	4,648		6/20/24	(2)
Goldman Sachs International		$25		TWD	790		6/20/24	—	@
JPMorgan Chase Bank NA	CAD	82			$61		6/20/24	—	@
JPMorgan Chase Bank NA	CNH	683			$96		6/20/24	1
JPMorgan Chase Bank NA	EUR	834			$914		6/20/24	12
JPMorgan Chase Bank NA	GBP	51			$65		6/20/24	1
JPMorgan Chase Bank NA	GBP	31			$39		4/30/24	—	@
JPMorgan Chase Bank NA	HUF	11,025			$31		4/30/24	1
JPMorgan Chase Bank NA	NZD	29			$18		6/20/24	—	@
JPMorgan Chase Bank NA	THB	285			$8		4/30/24	—	@
JPMorgan Chase Bank NA		$17		CLP	15,810		4/30/24	(1)
JPMorgan Chase Bank NA		$169		CNY	1,200		4/30/24	(3)
JPMorgan Chase Bank NA		$24		HKD	185		6/20/24	(—	@)
JPMorgan Chase Bank NA		$3		ILS	11		6/20/24	(—	@)
JPMorgan Chase Bank NA		$18		JPY	2,662		6/20/24	(1)
JPMorgan Chase Bank NA		$238		MXN	4,067		6/20/24	4
Standard Chartered Bank	AUD	129			$84		4/30/24	(—	@)
Standard Chartered Bank	EUR	20			$22		4/30/24	—	@
State Street Bank & Trust Co.		$—	@	HKD	—	@	6/20/24	—	@
UBS AG	CAD	531			$394		4/30/24	2
UBS AG	CAD	2			$1		4/30/24	(—	@)
UBS AG	CNY	20,090			$2,833		6/20/24	31
UBS AG	EUR	108			$117		4/30/24	—	@
UBS AG	EUR	266			$292		6/20/24	4
UBS AG	EUR	130			$141		6/20/24	—	@
UBS AG	NOK	285			$27		6/20/24	1
UBS AG		$205		AUD	314		4/30/24	(—	@)
UBS AG		$61		AUD	93		4/30/24	(—	@)
UBS AG		$44		AUD	67		6/20/24	(—	@)
UBS AG		$1		HUF	419		6/20/24	—	@
UBS AG		$48		JPY	7,079		4/30/24	(1)
UBS AG		$350		KRW	464,944		4/30/24	(4)
UBS AG		$82		KRW	108,252		6/20/24	(1)
UBS AG		$284		MXN	4,846		6/20/24	4
UBS AG		$14		NOK	145		4/30/24	(—	@)
UBS AG		$35		PEN	135		4/30/24	1
UBS AG		$23		PLN	94		4/30/24	—	@
UBS AG		$2		TRY	62		6/20/24	—	@
				$				$(39)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Apr-24	EUR	—	@	$89	$2
FTSE MIB Index (Italy)	1	Jun-24		—	@	185	8
German Euro-BTP Index (Germany)	1	Jun-24		100		128	3
German Euro-Schatz Index (Germany)	14	Jun-24		1,400		1,597	— @
Hang Seng Index (Hong Kong)	1	Apr-24	HKD	—	@	106	(— @)
IBEX 35 Index (Spain)	1	Apr-24	EUR	—	@	119	8
ICE Brent Crude Oil Index (United States)	2	Apr-24		$2		174	1
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Jun-24	KRW	500,000		421	1
KFE KOSPI 200 Index (Korea, Republic of)	2	Jun-24	KRW	500		140	6
Long Gilt Index (United Kingdom)	1	Jun-24	GBP	100		126	3
MDE Kuala Lumpur Composite Index (Malaysia)	2	Apr-24	MYR	—	@	33	— @
MSCI Emerging Market EMEA Index (United States)	8	Jun-24		$1		241	— @
MSCI Emerging Market Latin America Index (United States)	3	Jun-24		—	@	187	4
MSCI Indonesia Index (United States)	2	Jun-24		—	@	38	(1)
S&P 500 E Mini Index (United States)	4	Jun-24		—	@	1,062	24
SFE S&P ASX Share Price Index (Australia)	1	Jun-24	AUD	—	@	130	3
SGX FTSE Taiwan Index (United States)	2	Apr-24		$—	@	139	1
SGX MSCI Singapore Index (Singapore)	1	Apr-24	SGD	—	@	22	— @
TEF SET50 Index (Thailand)	7	Jun-24	THB	1		32	(— @)
U.S. Treasury Long Bond (United States)	1	Jun-24		$100		120	2
U.S. Treasury 2 yr. Note (United States)	3	Jun-24		600		613	(1)
U.S. Treasury 5 yr. Note (United States)	16	Jun-24		1,600		1,712	3
U.S. Treasury 10 yr. Note (United States)	9	Jun-24		900		997	2
U.S. Treasury 10 yr. Ultra Note (United States)	15	Jun-24		1,500		1,719	(3)
Short:
Euro Stoxx 50 Index (Germany)	32	Jun-24	EUR	(—	@)	(1,742)	(49)
FTSE 100 Index (United Kingdom)	1	Jun-24	GBP	(—	@)	(101)	(4)
German Euro-BTP Index (Germany)	6	Jun-24	EUR	(600)		(770)	(9)
German Euro-Bund Index (Germany)	13	Jun-24		(1,300)		(1,871)	(13)
IFSC NIFTY 50 Index (United States)	18	Apr-24	$	(—	@)	(810)	(7)
MSCI Emerging Market Index (United States)	2	Jun-24		(—	@)	(105)	(— @)
Nikkei 225 Index (Japan)	1	Jun-24	JPY	(1)		(133)	(1)
SFE 10 yr. Australian Bond Index (Australia)	1	Jun-24	AUD	(100)		(76)	(— @)
TSE Japanese 10 yr. Bond index (Japan)	8	Jun-24	JPY	(800,000)		(7,698)	(12)
U.S. Treasury Ultra Long Bond (United States)	2	Jun-24		$(200)		(258)	(3)
U.S. Treasury 5 yr. Note (United States)	8	Jun-24		(800)		(856)	(1)
U.S. Treasury 10 yr. Ultra Note (United States)	7	Jun-24		(700)		(802)	(7)
							$(40)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month CNRR	Receive	2.38%	Quarterly/Quarterly	11/3/28	7,219	$13	$—	$13
Morgan Stanley & Co. LLC	1 Month CNRR	Receive	2.38	Quarterly/Quarterly	11/3/28	7,219	13	—	13
Morgan Stanley & Co. LLC	1 Week CNY	Receive	2.56	Quarterly/Quarterly	5/16/28	11,796	32	—	32
Morgan Stanley & Co. LLC	1 Week CNY	Receive	2.56	Quarterly/Quarterly	5/16/28	11,796	32	—	32
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.17	Maturity/Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.17	Maturity/Maturity	1/15/34	701	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.17	Maturity/Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.17	Maturity/Maturity	1/15/34	518	(— @)	—	(— @)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.17	Maturity/Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.18	Maturity/Maturity	1/15/34	648	— @	—	— @
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.42	Maturity/Maturity	1/15/54	233	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.42	Maturity/Maturity	1/15/54	233	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Receive	2.42	Maturity/Maturity	1/15/54	230	(4)	—	(4)
							$74	$—	$74

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	Receive	SOFR + 0.45%	Quarterly	7/16/24		$(2,129)	$191	$—	$191
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Receive	SOFR + 0.14%	Quarterly	2/11/25		(2,689)	175	—	175
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24	EUR	147	(4)	—	(4)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		147	(5)	—	(5)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		148	(5)	—	(5)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		148	(4)	—	(4)
BNP Paribas SA	EMU Anti-Value + Quality Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		145	(2)	—	(2)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		112	(2)	—	(2)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		112	(3)	—	(3)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		112	(2)	—	(2)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		112	(2)	—	(2)
BNP Paribas SA	EMU Anti-Value 5 Index	Pay	ESTR + 0.02%	Quarterly	9/18/24		110	(1)	—	(1)
BNP Paribas SA	EMU Domestics Index††	Receive	ESTR + 0.21%	Quarterly	1/15/25		(1,505)	194	—	194
BNP Paribas SA	EMU Domestics Index††	Receive	ESTR + 0.21%	Quarterly	1/15/25		(433)	28	—	28
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(148)	6	—	6
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(147)	6	—	6
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(149)	6	—	6
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(147)	5	—	5
BNP Paribas SA	EMU Value + Quality Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(144)	4	—	4
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(113)	5	—	5
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(112)	5	—	5
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(112)	4	—	4
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24		(112)	4	—	4

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont’d):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EMU Value 5 Index	Receive	ESTR + 0.35%	Quarterly	9/18/24	EUR	(109)	$3	$—	$3
BNP Paribas SA	U.S. Domestics Index††	Pay	SOFR + 0.38%	Quarterly	1/15/25		$1,624	(144)	—	(144)
BNP Paribas SA	U.S. Domestics Index††	Pay	SOFR + 0.38%	Quarterly	1/15/25		471	(15)	—	(15)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.00%	Quarterly	1/28/25		(4,852)	261	—	261
JPMorgan Chase Bank NA	Japan Growth Index††	Pay	SOFR + 0.30%	Quarterly	10/23/24		302	(44)	—	(44)
JPMorgan Chase Bank NA	Japan Growth Index††	Pay	SOFR + 0.19%	Quarterly	3/18/25		649	(4)	—	(4)
JPMorgan Chase Bank NA	Japan Value Index	Receive	SOFR + 0.00%	Quarterly	3/18/25		(654)	25	—	25
JPMorgan Chase Bank NA	Korea Value Index	Receive	SOFR + 0.16%	Quarterly	3/18/25		(329)	(14)	—	(14)
JPMorgan Chase Bank NA	U.S. High Earnings Revisions Index††	Pay	SOFR + 0.40%	Quarterly	3/17/25		480	(12)	—	(12)
JPMorgan Chase Bank NA	U.S. High Earnings Revisions Index††	Pay	SOFR + 0.40%	Quarterly	3/17/25		713	(27)	—	(27)
JPMorgan Chase Bank NA	U.S. Value Quality Index††	Receive	SOFR + 0.40%	Quarterly	3/17/25		(479)	10	—	10
JPMorgan Chase Bank NA	U.S. Value Quality Index††	Receive	SOFR + 0.40%	Quarterly	3/17/25		(711)	28	—	28
UBS AG	MSCI USA Index	Receive	SOFR + 0.46%	Quarterly	9/24/24		(11,255)	47	—	47
								$717	$—	$717

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EMU Domestics Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$32	0.01%
Aena SME SA	263	48	0.01
Basic-Fit NV	326	7	0.00
Bechtle AG	477	23	0.00
Bouygues SA	957	36	0.01
Capgemini SE	406	87	0.02
Compagnie De Saint Gobain	1,181	85	0.01
Deutsche Lufthansa - Reg	3,894	28	0.00
D'Ieteren Group	134	28	0.00
Eiffage	356	37	0.01
Exclusive Networks SA	89	2	0.00
Fraport Ag Frankfurt Airport	313	15	0.00
Getlink SE	1,986	31	0.01
Indra Sistemas SA	958	18	0.00
Industria de Diseno Textil SA	2,512	117	0.02
Iveco Group NV	2,828	39	0.01
Kingspan Group PLC	577	49	0.01
La Francaise des Jeux SAEM	504	19	0.00
Prosiebensat.1 Media SE	1,885	12	0.00
Randstad NV	627	31	0.01
Rheinmetall AG	150	78	0.01
Scout24 SE	461	32	0.01
Smurfit Kappa Group PLC	1,090	46	0.01
Stora Enso OYJ - Class R	2,879	37	0.01
Vinci SA	1,089	129	0.02
Vivendi SE	3,420	35	0.01
Zalando SE	1,570	42	0.01

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$19	0.00%
Automatic Data Processing	105	26	0.00
Autozone, Inc.	5	14	0.00
CDW Corp.	34	9	0.00
Charter Communications, Inc. - Class A	25	7	0.00
Cintas Corp.	23	16	0.00
Cognizant Tech Solutions - Class A	128	9	0.00
Comcast Corp. - Class A	1,047	45	0.01
Copart, Inc.	215	12	0.00
Crowdstrike Holdings, Inc. - Class A	53	17	0.00
CSX Corp.	507	19	0.00
Datadog, Inc. - Class A	64	8	0.00
Doordash, Inc. - Class A	61	8	0.00
DR Horton, Inc.	76	12	0.00
Equifax, Inc.	31	8	0.00
Fair Isaac Corp.	6	8	0.00
Fastenal Co.	143	11	0.00
Fedex Corp.	60	17	0.00
Hilton Worldwide Holdings, Inc.	66	14	0.00
Home Depot, Inc.	247	95	0.02

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index (cont'd)
Lennar Corp. - Class A	61	$11	0.00%
Lowe's Cos, Inc.	144	37	0.01
Lululemon Athletica, Inc.	30	12	0.00
Marriott International - Class A	64	16	0.00
Martin Marietta Materials	16	10	0.00
Norfolk Southern Corp.	58	15	0.00
NVR, Inc.	1	7	0.00
Old Dominion Freight Line	50	11	0.00
O'Reilly Automotive, Inc.	15	17	0.00
Pultegroup, Inc.	55	7	0.00
Quanta Services, Inc.	37	10	0.00
Republic Services, Inc.	56	11	0.00
Roper Technologies, Inc.	27	15	0.00
Ross Stores, Inc.	85	13	0.00
Sherwin-Williams Co.	62	22	0.00
Snowflake, Inc. - Class A	70	11	0.00
Starbucks Corp.	292	27	0.00
TJX Companies, Inc.	286	29	0.01
Tractor Supply Company	28	7	0.00
Trane Technologies PLC	57	17	0.00
Union Pacific Corp.	155	38	0.01
United Parcel Service - Class B	182	27	0.00
United Rentals, Inc.	17	12	0.00
Verisk Analytics, Inc.	36	9	0.00
Vulcan Materials Co.	33	9	0.00
Walt Disney Co.	475	58	0.01
Waste Connections, Inc.	65	11	0.00
Waste Management, Inc.	102	22	0.00
Workday, Inc. - Class A	52	14	0.00
WW Grainger, Inc.	11	12	0.00

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	52,311	$2,357	0.41%
Asahi Intecc Co. Ltd.	118,978	2,071	0.36
Capcom Co. Ltd.	118,160	2,183	0.38
Daifuku Co. Ltd.	107,455	2,545	0.45
Daiichi Sankyo Co. Ltd.	75,686	2,389	0.42
Daikin Industries Ltd.	17,207	2,343	0.41
Disco Corp.	7,120	2,691	0.47
Fanuc Corp.	81,681	2,259	0.40
Fast Retailing Co. Ltd.	8,273	2,577	0.45
Hoshizaki Corp.	70,317	2,613	0.46
Hoya Corp.	18,719	2,318	0.41
Japan Exchange Group, Inc.	87,760	2,384	0.42
Japan Real Estate Investment	669	2,378	0.42
JSR Corp.	81,680	2,339	0.41
Keisei Electric Railway Co.	56,953	2,318	0.41
Keyence Corp.	5,124	2,355	0.41
Kikkoman Corp.	183,047	2,382	0.42
Kobe Bussan Co. Ltd.	85,841	2,120	0.37
Lasertec Corp.	9,045	2,499	0.44
Makita Corp.	89,424	2,523	0.44
Mcdonald's Holdings Co.	51,671	2,342	0.41
Monotaro Co. Ltd.	224,611	2,698	0.47
MS&AD Insurance Group Holdings, Inc.	136,200	2,440	0.43
Nintendo Co. Ltd.	42,466	2,300	0.40
Nippon Building Fund, Inc.	613	2,423	0.43
Nippon Prologis REIT, Inc.	1,459	2,594	0.46
Nissan Chemical Corp.	59,963	2,269	0.40
Nitori Holdings Co. Ltd.	15,095	2,354	0.41
Nomura Research Institute Ltd.	83,706	2,347	0.41
Obic Co. Ltd.	15,462	2,327	0.41
Oriental Land Co. Ltd.	71,215	2,282	0.40
Osaka Gas Co. Ltd.	107,227	2,404	0.42
Rakuten Group, Inc.	434,948	2,443	0.43
Recruit Holdings Co. Ltd.	55,324	2,452	0.43
Secom Co. Ltd.	31,306	2,267	0.40
Shin-Etsu Chemical Co. Ltd.	53,983	2,349	0.41
SMC Corp.	4,126	2,313	0.41
T&D Holdings. Inc.	135,482	2,326	0.41
Tokio Marine Holdings, Inc.	79,684	2,477	0.44
Tokyo Electron Ltd.	9,475	2,478	0.44
Unicharm Corp.	72,740	2,324	0.41
Yaskawa Electric Corp.	56,470	2,367	0.42
Zozo, Inc.	95,111	2,392	0.42

The following table represents the equity basket holdings underlying the total return swap with U.S. High Earnings Revisions Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. High Earnings Revisions Index
Acadia Realty Trust	4,752	$81	0.01%
American Eagle Outfitters	2,296	59	0.01
Ani Pharmaceuticals, Inc.	917	63	0.01
Applied Industrial Tech, Inc.	286	57	0.01
Ashland, Inc.	665	65	0.01
Carlisle Cos, Inc.	146	57	0.01
Casey's General Stores, Inc.	180	57	0.01
Cencora, Inc.	262	64	0.01
Century Communities, Inc.	597	58	0.01
Chemed Corp.	95	61	0.01
Community Healthcare Trust	3,922	104	0.02
Constellation Energy	315	58	0.01
Dorman Products, Inc.	584	56	0.01
Ecolab, Inc.	282	65	0.01
Emcor Group, Inc.	163	57	0.01
Encompass Health Corp.	804	66	0.01
Enerpac Tool Group Corp.	1,595	57	0.01
Ensign Group, Inc.	499	62	0.01
Equitrans Midstream Corp.	4,625	58	0.01
GAP, Inc.	2,291	63	0.01

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. High Earnings Revisions Index (cont'd)
Griffon Corp.	775	$57	0.01%
Haemonetics Corp.	685	58	0.01
Hannon Armstrong Sustainable	2,029	58	0.01
HCA Healthcare, Inc.	191	64	0.01
Innospec, Inc.	510	66	0.01
Installed Building Products	220	57	0.01
Interface, Inc.	3,420	58	0.01
Kemper Corp.	928	58	0.01
Ligand Pharmaceuticals	828	61	0.01
Macerich Co.	4,863	84	0.01
Mercury General Corp.	1,145	59	0.01
Micron Technology, Inc.	567	67	0.01
Minerals Technologies, Inc.	875	66	0.01
Myers Industries, Inc.	2,475	57	0.01
Northern Trust Corp.	643	57	0.01
Openlane, Inc.	3,345	58	0.01
OSI Systems, Inc.	406	58	0.01
PACCAR, Inc.	458	57	0.01
PRA Group, Inc.	2,175	57	0.01
Progressive Corp.	272	56	0.01
PVH Corp.	401	56	0.01
Radnet, Inc.	1,366	66	0.01
Sherwin-Williams Co.	187	65	0.01
Sl Green Realty Corp.	1,020	56	0.01
SPX Technologies, Inc.	455	56	0.01
Tennant Co.	471	57	0.01
UMB Financial Corp.	657	57	0.01
Viad Corp.	1,472	58	0.01
Wisdomtree, Inc.	6,199	57	0.01
World Acceptance Corp.	400	58	0.01

The following table represents the equity basket holdings underlying the total return swap with U.S. Value Quality Index as of March 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Value Quality Index
ABM Industries, Inc.	1,251	$56	0.01%
Affiliated Managers Group	331	55	0.01
Agco Corp.	454	56	0.01
AMN Healthcare Services, Inc.	887	55	0.01
Archer-Daniels-Midland Co.	903	57	0.01
Bank OZK	1,222	56	0.01
Borgwarner, Inc.	1,613	56	0.01
Boyd Gaming Corp.	839	56	0.01
Buckle, Inc.	1,389	56	0.01
Bunge Global SA	559	57	0.01
Chord Energy Corp.	322	57	0.01
Comerica, Inc.	1,016	56	0.01
Commercial Metals Co.	1,002	59	0.01
Consensus Cloud Solution	3,868	61	0.01
CVS Health Corp.	701	56	0.01
Delta Air Lines, Inc.	1,201	57	0.01
Encore Wire Corp.	237	62	0.01
FedEx Corp.	207	60	0.01
Fox Corp. - Class B	1,951	56	0.01
GEO Group, Inc.	4,312	61	0.01
GMS, Inc.	575	56	0.01
Green Brick Partners, Inc.	966	58	0.01
Group 1 Automotive, Inc.	198	58	0.01
Highwoods Properties, Inc.	2,130	56	0.01
Invesco Ltd.	3,363	56	0.01
Jackson Financial, Inc. - Class A	859	57	0.01
Marriott Vacations World	544	59	0.01
Medical Properties Trust, Inc.	11,917	56	0.01
Meritage Homes Corp.	326	57	0.01
Mgic Investment Corp.	2,506	56	0.01
Monarch Casino & Resort, Inc.	738	55	0.01
National Presto Industries, Inc.	688	58	0.01
Newmarket Corp.	87	55	0.01
NMI Holdings, Inc. - Class A	1,746	56	0.01
Oshkosh Corp.	458	57	0.01
Pediatrix Medical Group, Inc.	5,623	56	0.01
Polaris, Inc.	577	58	0.01
Preferred Bank	723	56	0.01
Pultegroup, Inc.	466	56	0.01
Ryder System, Inc.	465	56	0.01
Site Centers Corp.	4,199	62	0.01
Standard Motor Products	1,710	57	0.01
State Street Corp.	719	56	0.01
Terex Corp.	904	58	0.01
Urban Edge Properties	3,502	60	0.01
Valero Energy Corp.	333	57	0.01
Valmont Industries, Inc.	246	56	0.01
Vestis Corp.	2,876	55	0.01
Wabash National Corp.	1,936	58	0.01
Worthington Steel, Inc.	1,710	61	0.01

@		Value/Notional amount is less than $500.
CAC		Cotation Assistée en Continu.
EMU		European Economic and Monetary Union.
ESTR		Euro Short-Term Rate
FTSE		Financial Times Stock Exchange.
IBEX		Índice Bursátil Español.
ICE		Intercontinental Exchange.
KFE		Korean Futures Exchange.
MIB		Milano Indice di Borsa.
MSCI		Morgan Stanley Capital International.
REIT		Real Estate Investment Trust.
SFE		Sydney Futures Exchange.
SGX		Singapore Exchange Ltd.
SOFR		Secured Overnight Financing Rate.
TSE		Toronto Stock Exchange.
AUD	—	Australian Dollar
BRL	—	Brazilian Real

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	45.8%
Common Stocks	35.1
Short-Term Investments	19.1
Total Investments	100.0	%**

**	Does not include open futures contracts with a value of approximately $25,352,000 and net unrealized depreciation of approximately $40,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $39,000. Also does not include open swap agreements with net unrealized appreciation of approximately $791,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Automobiles (4.6%)
Rivian Automotive, Inc., Class A (a)	48,118	$527
Tesla, Inc. (a)	138,450	24,338
		24,865
Biotechnology (1.2%)
Intellia Therapeutics, Inc. (a)	15,777	434
Moderna, Inc. (a)	3,644	388
ProKidney Corp. (a)(b)	251,077	412
Roivant Sciences Ltd. (a)	497,313	5,242
		6,476
Broadline Retail (4.1%)
Global-e Online Ltd. (Israel) (a)	237,053	8,617
MercadoLibre, Inc. (a)	8,854	13,387
		22,004
Capital Markets (1.9%)
Coinbase Global, Inc., Class A (a)	28,275	7,496
Intercontinental Exchange, Inc.	19,346	2,653
		10,149
Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)	851,540	988

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (4.3%)
ROBLOX Corp., Class A (a)	612,106	23,370

Financial Services (9.1%)
Adyen NV (Netherlands) (a)	14,967	25,281
Affirm Holdings, Inc. (a)	628,820	23,430
		48,711
Ground Transportation (7.2%)
Uber Technologies, Inc. (a)	501,385	38,601

Health Care Providers & Services (1.4%)
Agilon Health, Inc. (a)	1,201,613	7,330

Health Care Technology (0.5%)
Doximity, Inc., Class A (a)	107,299	2,887

Hotels, Restaurants & Leisure (13.3%)
Airbnb, Inc., Class A (a)	151,161	24,935
DoorDash, Inc., Class A (a)	336,071	46,284
		71,219
Information Technology Services (20.6%)
Cloudflare, Inc., Class A (a)	485,897	47,049
Shopify, Inc., Class A (Canada) (a)	451,045	34,807
Snowflake, Inc., Class A (a)	177,788	28,731
		110,587
Leisure Products (0.4%)
Peloton Interactive, Inc., Class A (a)	457,641	1,961

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A (a)	66,708	2,504

Media (6.3%)
Trade Desk, Inc., Class A (a)	384,443	33,608

Pharmaceuticals (4.2%)
Royalty Pharma PLC, Class A	745,682	22,646

Software (8.0%)
Aurora Innovation, Inc. (a)	1,706,923	4,814
Bill Holdings, Inc. (a)	128,779	8,850
MicroStrategy, Inc., Class A (a)	11,507	19,614
Samsara, Inc., Class A (a)	253,505	9,580
		42,858
Specialty Retail (5.0%)
Carvana Co. (a)	303,722	26,700
Total Common Stocks (Cost $432,147)		497,464

Preferred Stocks (2.2%)
Financial Services (0.2%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,369

Software (2.0%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	113,088	7,994
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,157
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	385
		10,536
Total Preferred Stocks (Cost $13,231)		11,905

Investment Company (2.7%)
Grayscale Bitcoin Trust (a) (Cost $5,996)	225,243	14,229

Short-Term Investments (3.1%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $16,130)	16,130,427	16,130

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e)	284,008	284

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements(0.0%)‡
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $22; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $22)	$22	$22
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $11; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $11)	11	11
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $39; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $40)	39	39
		72
Total Securities held as Collateral on Loaned Securities (Cost $356)		356
Total Short-Term Investments (Cost $16,486)		16,486
Total Investments Excluding Purchased Options (100.8%) (Cost $467,860)		540,084
Total Purchased Options Outstanding (0.2%) (Cost $1,949)		1,033
Total Investments (101.0%) (Cost $469,809) Including $333 of Securities Loaned (f)(g)(h)(i)		541,117
Liabilities in Excess of Other Assets (–1.0%)		(5,248)
Net Assets (100.0%)		$535,869

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $333,000 and $356,000 respectively. The Fund received cash collateral of approximately $356,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $11,905,000 and represents 2.2% of net assets.
(d)	At March 31, 2024, the Fund held fair valued securities at approximately $11,905,000, representing 2.2% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $25,281,000 and 4.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $152,967,000 and the aggregate gross unrealized depreciation is approximately $81,659,000, resulting in net unrealized appreciation of approximately $71,308,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	109,090,159	$109,090	$28	$462	$(434)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	127,446,621	127,447	449	482	(33)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	125,342,522	125,343	490	532	(42)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	114,161,744	114,162	66	473	(407)
							$1,033	$1,949	$(916)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.8%
Information Technology Services	20.5
Hotels, Restaurants & Leisure	13.2
Software	9.9
Financial Services	9.3
Ground Transportation	7.1
Media	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Apartments (10.7%)
AvalonBay Communities, Inc. REIT	64,631	$11,993
Essex Property Trust, Inc. REIT	33,524	8,207
Mid-America Apartment Communities, Inc. REIT	54,123	7,121
		27,321
Data Centers (14.8%)
Digital Realty Trust, Inc. REIT	100,525	14,479
Equinix, Inc. REIT	28,202	23,276
		37,755
Free Standing (5.7%)
Agree Realty Corp. REIT	89,209	5,096
Essential Properties Realty Trust, Inc. REIT	96,155	2,563
NETSTREIT Corp. REIT (a)	98,089	1,802
Realty Income Corp. REIT	93,986	5,085
		14,546
Gaming (3.7%)
VICI Properties, Inc. REIT	313,183	9,330

Health Care (10.8%)
CareTrust REIT, Inc.	218,105	5,315
Ventas, Inc. REIT	54,945	2,392
Welltower, Inc. REIT	212,992	19,902
		27,609
Industrial (15.0%)
Americold Realty Trust, Inc. REIT	121,614	3,030
EastGroup Properties, Inc. REIT	29,761	5,350
Prologis, Inc. REIT	177,206	23,076
Rexford Industrial Realty, Inc. REIT	134,506	6,766
		38,222
Lodging/Resorts (3.6%)
Hilton Worldwide Holdings, Inc.	10,005	2,134
Host Hotels & Resorts, Inc. REIT	214,232	4,431
Ryman Hospitality Properties, Inc. REIT	21,800	2,520
		9,085
Manufactured Homes (2.9%)
Sun Communities, Inc. REIT	57,829	7,436

Office (3.6%)
Alexandria Real Estate Equities, Inc. REIT	51,356	6,620
Kilroy Realty Corp. REIT	68,719	2,504
		9,124
Regional Malls (4.9%)
Simon Property Group, Inc. REIT	80,162	12,544

Self Storage (6.5%)
Extra Space Storage, Inc. REIT	18,945	2,785
Public Storage REIT	47,729	13,844
		16,629
Shopping Centers (5.7%)
Federal Realty Investment Trust REIT	37,599	3,840
Kimco Realty Corp. REIT	260,677	5,112
Kite Realty Group Trust REIT	144,976	3,143
Urban Edge Properties REIT	134,691	2,326
		14,421
Single Family Homes (4.5%)
American Homes 4 Rent Class A REIT	308,819	11,358

Specialty (5.3%)
Iron Mountain, Inc. REIT	110,288	8,846
Lamar Advertising Co. Class A REIT	39,925	4,768
		13,614
Telecommunications REITs (0.7%)
American Tower Corp. REIT	9,273	1,832
Total Common Stocks (Cost $218,939)		250,826

Short-Term Investments (1.8%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (b) (Cost $4,368)	4,367,899	4,368

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b)	112,264	112

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)‡
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $9; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $9)	$9	$9
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $4; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $4)	4	4
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $16; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $16)	16	16
		29
Total Securities held as Collateral on Loaned Securities (Cost $141)		141
Total Short-Term Investments (Cost $4,509)		4,509
Total Investments (100.2%) (Cost $223,448) Including $140 of Securities Loaned (c)(d)		255,335
Liabilities in Excess of Other Assets (–0.2%)		(557)
Net Assets (100.0%)		$254,778

‡	Amount is less than 0.05%.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $140,000 and $141,000 respectively. The Fund received cash collateral of approximately $141,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,621,000 and the aggregate gross unrealized depreciation is approximately $6,734,000, resulting in net unrealized appreciation of approximately $31,887,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.6%
Industrial	15.0
Data Centers	14.8
Health Care	10.8
Apartments	10.7
Self Storage	6.5
Free Standing	5.7
Shopping Centers	5.6
Specialty	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$3,654	$—	$—	$3,654
Broadline Retail	8,365	—	—	8,365
Chemicals	382	—	—	382
Entertainment	7,152	—	—	7,152
Financial Services	10,795	8,327	—	19,122
Ground Transportation	2,616	—	—	2,616
Health Care Equipment & Supplies	1,439	—	—	1,439
Health Care Providers & Services	4,662	—	—	4,662
Health Care Technology	2,527	—	—	2,527
Hotels, Restaurants & Leisure	14,968	—	—	14,968
Information Technology Services	19,901	—	—	19,901
Leisure Products	1,920	—	—	1,920
Life Sciences Tools & Services	2,419	—	—	2,419
Media	10,753	—	—	10,753
Pharmaceuticals	7,591	—	—	7,591
Software	31,414	—	—	31,414
Specialty Retail	15,068	—	—	15,068
Textiles, Apparel & Luxury Goods	6,296	—	—	6,296
Total Common Stocks	151,922	8,327	—	160,249
Preferred Stocks
Software	—	—	3,247	3,247
Investment Company	4,541	—	—	4,541
Warrants	1	—	—	1
Call Options Purchased	—	329	—	329
Short-Term Investments
Investment Company	5,308	—	—	5,308
Repurchase Agreements	—	12	—	12
Total Short-Term Investments	5,308	12	—	5,320
Total Assets	161,772	8,668	3,247	173,687

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stocks (000)
Beginning Balance	$3,278
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(31)
Realized gains (losses)	—
Ending Balance	$3,247
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$(31)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$3,247	Market Transaction Method	Precedent Transaction	$70.69		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8	x	Increase
			Discount for Lack of Marketability	13.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$21,570	$—	$21,570
Sovereign	—	71,302	—	71,302
Mortgage - Other	—	3,700	—	3,700
Total Fixed Income Securities	—	96,572	—	96,572
Warrants	—	26	—	26
Short-Term Investments
U.S. Treasury Security	—	236	—	236
Investment Company	7,306	—	—	7,306
Total Short-Term Investments	7,306	236	—	7,542
Foreign Currency Forward Exchange Contracts	—	135	—	135
Futures Contracts	122	—	—	122
Credit Default Swap Agreements	—	26	—	26
Total Assets	7,428	96,995	—	104,423
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(26)	—	(26)
Futures Contracts	(79)	—	—	(79)
Credit Default Swap Agreement	—	(1)	—	(1)
Total Liabilities	(79)	(27)	—	(106)
Total	$7,349	$96,968	$—	$104,317

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$977	$—	$977
Automobiles	—	10,075	—	10,075
Banks	2,706	31,145	—	33,851
Beverages	—	3,258	—	3,258
Broadline Retail	—	5,600	—	5,600
Capital Markets	1,547	1,416	—	2,963
Chemicals	—	1,409	—	1,409
Construction & Engineering	—	1,899	—	1,899
Consumer Finance	—	1,577	—	1,577
Consumer Staples Distribution & Retail	1,735	2,576	—	4,311
Electrical Equipment	1,801	3,598	—	5,399
Electronic Equipment, Instruments & Components	413	3,034	—	3,447
Entertainment	—	1,169	—	1,169
Financial Services	—	1,623	—	1,623
Food Products	—	5,578	—	5,578
Ground Transportation	2,158	—	—	2,158
Health Care Providers & Services	—	1,337	—	1,337
Hotels, Restaurants & Leisure	3,009	1,498	—	4,507
Industrial Conglomerates	—	1,429	—	1,429
Information Technology Services	739	2,035	—	2,774
Insurance	—	8,925	—	8,925
Interactive Media & Services	509	6,041	—	6,550
Machinery	—	2,142	—	2,142
Metals & Mining	—	7,329	—	7,329
Oil, Gas & Consumable Fuels	1,266	4,244	—	5,510
Personal Care Products	—	778	—	778
Pharmaceuticals	—	968	—	968
Real Estate Management & Development	339	1,337	—	1,676
Semiconductors & Semiconductor Equipment	—	20,861	—	20,861
Specialty Retail	—	379	—	379
Tech Hardware, Storage & Peripherals	—	9,966	—	9,966
Textiles, Apparel & Luxury Goods	—	2,338	—	2,338
Total Common Stocks	16,222	146,541	—	162,763
Short-Term Investment
Investment Company	2,261	—	—	2,261
Total Assets	18,483	146,541	—	165,024

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Infrastructure
Assets:
Common Stocks
Airports	$—	$4,521	$—	$4,521
Communications	7,356	2,810	—	10,166
Diversified	2,162	4,278	—	6,440
Electricity Transmission & Distribution	5,924	4,419	—	10,343
Oil & Gas Storage & Transportation	22,735	775	—	23,510
Others	7,449	475	—	7,924
Railroads	309	581	—	890
Toll Roads	—	1,680	—	1,680
Water	1,415	1,706	—	3,121
Total Common Stocks	47,350	21,245	—	68,595
Short-Term Investment
Investment Company	79	—	—	79
Total Assets	$47,429	$21,245	$—	$68,674

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Data Centers	$3,378	$—	$—	$3,378
Diversified	—	5,294	—	5,294
Health Care	2,883	252	—	3,135
Industrial	3,194	1,369	—	4,563
Industrial/Office Mixed	—	628	—	628
Lodging/Resorts	760	834	—	1,594
Office	719	622	—	1,341
Residential	4,420	1,213	—	5,633
Retail	3,631	1,221	—	4,852
Self Storage	1,442	384	—	1,826
Specialty	1,467	—	—	1,467
Telecommunications REITs	163	—	—	163
Total Common Stocks	22,057	11,817	—	33,874
Short-Term Investment
Investment Company	281	—	—	281
Total Assets	$22,338	$11,817	$—	$34,155

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,349	$—		$3,349
Asset-Backed Securities	—	310	—		310
Commercial Mortgage-Backed Securities	—	571	—		571
Corporate Bonds	—	9,511	—		9,511
Mortgages - Other	—	1,231	—		1,231
Sovereign	—	18,378	—		18,378
Supranational	—	570	—		570
U.S. Treasury Securities	—	3,791	—		3,791
Total Fixed Income Securities	—	37,711	—		37,711

Common Stocks
Aerospace & Defense	286	274	—		560
Air Freight & Logistics	82	52	—		134
Automobile Components	26	24	—		50
Automobiles	237	164	—		401
Banks	824	2,312	—		3,136
Beverages	264	176	—		440
Biotechnology	344	90	—		434
Broadline Retail	579	74	—		653
Building Products	117	76	—		193
Capital Markets	580	297	—		877
Chemicals	312	293	—		605
Commercial Services & Supplies	152	31	—		183
Communications Equipment	131	25	—		156
Construction & Engineering	42	75	—		117
Construction Materials	29	100	—		129
Consumer Finance	104	—	—		104
Consumer Staples Distribution & Retail	385	92	—		477
Containers & Packaging	49	13	—		62
Distributors	21	4	—		25
Diversified Consumer Services	—	8	—		8
Diversified REITs	5	40	—		45
Diversified Telecommunication Services	117	156	—		273
Electric Utilities	281	128	—		409
Electrical Equipment	126	190	—		316
Electronic Equipment, Instruments & Components	110	25	—		135
Energy Equipment & Services	61	3	—	†	64	†
Entertainment	254	22	—		276
Financial Services	681	121	—		802
Food Products	151	280	—		431
Gas Utilities	12	14	—		26
Ground Transportation	300	5	—		305
Health Care Equipment & Supplies	437	173	—		610
Health Care Providers & Services	473	26	—		499
Health Care REITs	31	—	—		31
Health Care Technology	14	—	—		14
Hotel & Resort REITs	6	—	—		6
Hotels, Restaurants & Leisure	412	177	—		589
Household Durables	74	20	—		94
Household Products	186	55	—		241

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Independent Power & Renewable Electricity Producers	19	24		—		43
Industrial Conglomerates	155	140		—		295
Industrial REITs	49	20		—		69
Information Technology Services	357	28		—		385
Insurance	529	481		—		1,010
Interactive Media & Services	968	26		—		994
Investment Company	—	—		—		—
Leisure Products	5	—		—		5
Life Sciences Tools & Services	266	59		—		325
Machinery	350	224		—		574
Marine Transportation	—	19		—		19
Media	122	41		—		163
Metals & Mining	200	302	†	—		502	†
Mortgage Real Estate Investment	4	—		—		4
Multi-Utilities	114	105		—		219
Office REITs	13	6		—		19
Oil, Gas & Consumable Fuels	936	452		—		1,388
Paper & Forest Products	10	28		—		38
Passenger Airlines	7	10		—		17
Personal Care Products	26	200		—		226
Pharmaceuticals	667	924		—		1,591
Professional Services	162	160		—		322
Real Estate Management & Development	36	67		—		103
Residential REITs	69	—		—		69
Retail REITs	48	31		—		79
Semiconductors & Semiconductor Equipment	1,728	373		—		2,101
Software	1,826	217		—		2,043
Specialized REITs	185	—		—		185
Specialty Retail	374	49		—		423
Tech Hardware, Storage & Peripherals	971	10		—		981
Textiles, Apparel & Luxury Goods	81	363		—		444
Tobacco	76	62		—		138
Trading Companies & Distributors	99	57		—		156
Transportation Infrastructure	—	37		—		37
Water Utilities	14	13		—		27
Wireless Telecommunication Services	46	19		—		65
Total Common Stocks	18,807	10,162	†	—	†	28,969	†
Rights	—	—	@	—		—	@
Warrants	—	—		—		—
Short-Term Investments
Investment Company	13,907	—		—		13,907
U.S. Treasury Securities	—	1,824		—		1,824
Total Short-Term Investments	13,907	1,824		—		15,731
Foreign Currency Forward Exchange Contracts	—	126		—		126
Futures Contracts	71	—		—		71
Centrally Cleared Interest Rate Swap Agreements	—	90		—		90
Total Return Swap Agreements	—	1,007		—		1,007
Total Assets	32,785	50,920	†	—	†	83,705	††

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(165)	—		(165)
Futures Contracts	(111)	—	—		(111)
Centrally Cleared Interest Rate Swap Agreements	—	(16)	—		(16)
Total Return Swap Agreements	—	(290)	—		(290)
Total Liabilities	(111)	(471)	—		(582)
Total	$32,674	$50,449 †	$—	†	$83,123 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—

††	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Growth
Assets:
Common Stocks
Automobiles	$24,865	$—	$—		$24,865
Biotechnology	6,476	—	—		6,476
Broadline Retail	22,004	—	—		22,004
Capital Markets	10,149	—	—		10,149
Chemicals	988	—	—		988
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	23,370	—	—		23,370
Financial Services	23,430	25,281	—		48,711
Ground Transportation	38,601	—	—		38,601
Health Care Providers & Services	7,330	—	—		7,330
Health Care Technology	2,887	—	—		2,887
Hotels, Restaurants & Leisure	71,219	—	—		71,219
Information Technology Services	110,587	—	—		110,587
Leisure Products	1,961	—	—		1,961
Life Sciences Tools & Services	2,504	—	—		2,504
Media	33,608	—	—		33,608
Pharmaceuticals	22,646	—	—		22,646
Software	42,858	—	—		42,858
Specialty Retail	26,700	—	—		26,700
Total Common Stocks	472,183	25,281	—	†	497,464	†
Preferred Stocks
Financial Services	—	—	1,369		1,369
Software	—	—	10,536		10,536
Total Preferred Stocks	—	—	11,905		11,905
Investment Company	14,229	—	—		14,229
Call Options Purchased	—	1,033	—		1,033
Short-Term Investments
Investment Company	16,414	—	—		16,414
Repurchase Agreements	—	72	—		72
Total Short-Term Investments	16,414	72	—		16,486
Total Assets	502,826	26,386	11,905	†	541,117	†

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$11,749
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		156
Realized gains (losses)	—		—
Ending Balance	$—	†	$11,905
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—		$156

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$11,905	Market Transaction Method	Precedent Transaction	$26.00-$73.50/$65.38	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%-18.0%/15.6%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.4x-19.2x/14.5x	Increase
			Discount for Lack of Marketability	11.0%-13.0%/12.9%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	8.7x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.
First Quarter Report — March 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks
Apartments	$27,321	$—	$—	$27,321
Data Centers	37,755	—	—	37,755
Free Standing	14,546	—	—	14,546
Gaming	9,330	—	—	9,330
Health Care	27,609	—	—	27,609
Industrial	38,222	—	—	38,222
Lodging/Resorts	9,085	—	—	9,085
Manufactured Homes	7,436	—	—	7,436
Office	9,124	—	—	9,124
Regional Malls	12,544	—	—	12,544
Self Storage	16,629	—	—	16,629
Shopping Centers	14,421	—	—	14,421
Single Family Homes	11,358	—	—	11,358
Specialty	13,614	—	—	13,614
Telecommunications REITs	1,832	—	—	1,832
Total Common Stocks	250,826	—	—	250,826
Short-Term Investments
Investment Company	4,480	—	—	4,480
Repurchase Agreements	—	29	—	29
Total Short-Term Investments	4,480	29	—	4,509
Total Assets	$255,306	$29	$—	$255,335

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.